UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08234

TIFF Investment Program
(Exact name of Registrant as specified in charter)

170 N. Radnor Chester Road, Suite 300 Radnor, PA		19087
(Address of chief executive offices)		(Zip code)

Clarence Kane Brenan

Chief Executive Officer

TIFF Investment Program

170 N. Radnor Chester Road, Suite 300

Radnor, PA 19087

with a copy to:

Kristin H. Ives, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:		610.684.8000

Date of fiscal year end:	12/31/2022

Date of reporting period:	01/01/2022 – 06/30/2022

Item 1. Reports to Stockholders.

TIFF Investment Program
2022 Semi-Annual Report	JUNE 30, 2022
About TIFF
TIFF, founded in 1991, is a not-for-profit organization that seeks to improve the investment returns of endowed non-profits by making available to them a series of multi-manager investment strategies, plus resources aimed at enhancing fiduciaries’ knowledge of investing.
TIFF Mutual Fund
TIFF Investment Program (TIP) is comprised of a no-load mutual fund available primarily to foundations, endowments, other 501(c)(3) organizations, and certain other non-profit organizations meeting specified accreditation requirements. TIP consists of one mutual fund, TIFF Mutli-Asset Fund (MAF). TIFF Advisory Services, Inc. (TAS) serves as the investment advisor to the fund. MAF operates primarily on a multi-manager basis, and TAS has responsibility for the time-intensive task of selecting money managers and other vendors for the fund as well as for the all-important task of asset allocation.
Financial Statements
TIP is pleased to provide this Semi-Annual Report for the period ended June 30, 2022.
For Further Information
As always, we welcome the opportunity to discuss any aspect of TIFF’s services as well as answer any questions about these financial statements. For further information about TIFF, please call us at 610-684-8200 or visit www.tiff.org.
August 29, 2022

Copyright © 2021 • All rights reserved • This report is intended for institutional investors only and may not be reproduced or distributed without written permission from TIFF.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2022
Summary Schedule of Investments (Unaudited)
US Common Stocks	32.7%
Foreign Common Stocks	31.2%
Private Investment Funds	13.4%
Repurchase Agreement	9.1%
US Treasury Bonds/Notes	7.3%
Exchange-Traded Funds (ETFs)	5.2%
US Treasury Bills	4.5%
Participation Notes	0.4%
Unaffiliated Investment Company	0.4%
Preferred Stocks	0.2%
Purchased Option Contracts	0.1%
Warrants	0.0%
Convertible Bonds	0.0%
Rights	0.0%
Disputed Claims Receipt	0.0%
Total Investments	104.5%
Securities Sold Short	(9.9)%
Other Assets in Excess of Other Liabilities	5.4%
Net Assets	100.0%
Fund holdings and sector weightings are subject to change and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments for complete holdings information. Current and future holdings are subject to risk. Diversification does not ensure a profit or protect against loss in declining market

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2022
Fund Expenses (Unaudited)
As a shareholder of a fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Including Expenses for Securities Sold Short*			Excluding Expenses for Securities Sold Short*
	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During the Period** 1/1/22 – 6/30/22	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During the Period** 1/1/22 – 6/30/22
1) Actual	$1,000.00	$829.00	$4.90	$1,000.00	$829.00	$3.63
2) Hypothetical	$1,000.00	$1,019.44	$5.41	$1,000.00	$1,020.83	$4.01

*
Expenses on Securities Sold Short include dividends and interest on securities sold short and broker fees on securities sold short.

**
Expenses are equal to the fund’s annualized expense ratio of 1.08% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Excluding expenses for securities sold short, expenses incurred by the fund were 0.80%. The expense ratios do not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2022
Financial Highlights
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
For a share outstanding throughout each period
Net asset value, beginning of period	$16.22	$16.71	$14.22	$12.02	$14.53	$14.12
Income (loss) from investment operations
Net investment income (loss) (a)	0.01	0.01	(0.14)	0.12	0.12	0.07
Net realized and unrealized gain (loss) on investments	(2.78)	2.03	2.75	2.05	(1.63)	2.48
Total from investment operations	(2.77)	2.04	2.61	2.17	(1.51)	2.55
Less distributions from
Net investment income	(0.02)	(0.24)	—	—	(0.25)	(0.75)
Net realized gains	—	(2.29)	(0.15)	—	(0.67)	(1.41)
Return of capital	—	—	—	—	(0.10)	—
Total distributions	(0.02)	(2.53)	(0.15)	—	(1.02)	(2.16)
Entry/exit fee per share (a)	—	—	0.03	0.03	0.02	0.02
Net asset value, end of period	$13.43	$16.22	$16.71	$14.22	$12.02	$14.53
Total return	(17.10)%(c)	12.46%(b)	18.57%(b)(d)	18.39%(b)	(10.27)%(b)	18.24%(b)
Ratios/supplemental data
Net assets, end of period (000s)	$1,292,052	$1,582,109	$1,563,172	$1,912,954	$2,498,944	$3,754,026
Ratio of expenses to average net assets (e)	1.08%(f)	0.92%	2.22%(g)	1.00%	0.78%	0.94%
Ratio of expenses to average net assets, excluding expenses for securities sold short (e)	0.80%(f)	0.72%	1.92%(g)	0.78%	0.72%	0.93%
Ratio of net investment income (loss) to average net assets	0.19%(f)	0.05%	(0.97)%	0.92%	0.85%	0.47%
Portfolio turnover	63%	87%	146%	114%	66%	58%

(a)
Calculation based on average shares outstanding.

(b)
Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund prior to December 1, 2021; however, it does not reflect the deduction of such fees from a member’s purchase or redemption transaction. Therefore, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.

(c)
Not annualized.

(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.

(f)
Annualized.

(g)
Certain money managers have generated exceedingly strong positive performance relative to their respective benchmarks. The expense ratio for the year ended December 31, 2020 includes performance fees earned by those money managers representing 1.11% of the expense ratio.

See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2022
	Number of Shares	Value
Investments — 104.5% of net assets
Common Stocks — 63.9%
US Common Stocks — 32.7%
Aerospace & Defense — 1.3%
AeroVironment, Inc. (a)	1,317	$108,257
Axon Enterprise, Inc. (a)	2,176	202,738
Boeing Co. (The) (a) (b)	4,593	627,955
Curtiss-Wright Corp.	1,301	171,810
General Dynamics Corp. (b)	3,879	858,229
Howmet Aerospace, Inc.	3,086	97,055
Huntington Ingalls Industries, Inc.	2,063	449,363
Lockheed Martin Corp. (b)	2,156	926,994
Raytheon Technologies Corp.	7,841	753,598
Spirit AeroSystems Holdings, Inc., Class A	1,591	46,616
Textron, Inc.	6,659	406,665
TransDigm Group, Inc. (a)	22,128	11,875,434
		16,524,714
Air Freight & Logistics — 0.0%
C.H. Robinson Worldwide, Inc.	1,164	117,995
FedEx Corp. (b)	937	212,427
		330,422
Airlines — 0.1%
Alaska Air Group, Inc. (a)	7,103	284,475
Delta Air Lines, Inc. (a) (b)	13,045	377,914
Sun Country Airlines Holdings, Inc. (a)	21	385
		662,774
Auto Components — 0.1%
Adient plc (a)	8,914	264,122
Dana, Inc.	5,108	71,869
Dorman Products, Inc. (a)	2,770	303,897
Goodyear Tire & Rubber Co. (The) (a)	89,504	958,588
Visteon Corp. (a)	383	39,671
XPEL, Inc. (a)	586	26,915
		1,665,062
Automobiles — 0.2%
Ford Motor Co. (b)	38,603	429,651
General Motors Co. (a)	17,343	550,814
Rivian Automotive, Inc., Class A (a)	577	14,852
Tesla, Inc. (a) (b)	1,490	1,003,396
Thor Industries, Inc.	604	45,137
		2,043,850
Banks — 0.9%
Associated Banc-Corp.	19,959	364,451
Bancorp, Inc. (The) (a)	38,279	747,206
Bank of America Corp. (b)	7,552	235,094
Cathay General Bancorp	7,159	280,275
Citigroup, Inc.	55,613	2,557,642
Comerica, Inc.	2,436	178,754
First Horizon Corp.	1,630	35,632
First Internet Bancorp	5,066	186,530
First Republic Bank	5,524	796,561
FNB Corp/PA	37,411	406,284
Fulton Financial Corp.	18,989	274,391
Hancock Whitney Corp.	5,370	238,052
International Bancshares Corp.	5,091	204,047
JPMorgan Chase & Co. (b)	13,481	1,518,095
	Number of Shares	Value
KeyCorp	4,914	$84,668
PacWest Bancorp	20,341	542,291
Prosperity Bancshares, Inc.	416	28,400
Signature Bank/New York NY	77	13,799
Synovus Financial Corp.	718	25,884
Texas Capital Bancshares, Inc. (a)	8,382	441,229
UMB Financial Corp.	4,604	396,404
Umpqua Holdings Corp.	19,716	330,637
Wells Fargo & Co. (b)	49,448	1,936,878
Zions Bancorp NA	815	41,484
		11,864,688
Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A (a)	1,482	449,001
Brown-Forman Corp., Class B	65,698	4,609,372
Coca-Cola Co. (The)	5,654	355,693
PepsiCo, Inc.	30,350	5,058,131
		10,472,197
Biotechnology — 0.5%
AbbVie, Inc. (b)	4,713	721,843
Amgen, Inc.	1,119	272,253
Biogen, Inc. (a)	2,841	579,394
BioMarin Pharmaceutical, Inc. (a)	2,368	196,236
Exelixis, Inc. (a)	3,378	70,330
Gilead Sciences, Inc. (b)	31,499	1,946,953
Halozyme Therapeutics, Inc. (a)	2,883	126,852
Incyte Corp. (a)	7,866	597,580
Mirum Pharmaceuticals, Inc. (a)	2,501	48,669
Moderna, Inc. (a)	14,876	2,125,037
PTC Therapeutics, Inc. (a)	1,351	54,121
Regeneron Pharmaceuticals, Inc. (a)	423	250,048
United Therapeutics Corp. (a)	527	124,182
		7,113,498
Building Products — 0.3%
AZEK Co., Inc. (The) (a)	3,116	52,162
Builders FirstSource, Inc. (a)	23,974	1,287,404
Hayward Holdings, Inc. (a)	10,741	154,563
Lennox International, Inc.	2,203	455,118
Masco Corp.	3,562	180,237
Masonite International Corp. (a)	4,721	362,714
Owens Corning	9,982	741,762
Zurn Water Solutions Corp.	17,694	481,985
		3,715,945
Capital Markets — 0.7%
Affiliated Managers Group, Inc.	1,820	212,212
Ameriprise Financial, Inc.	1,322	314,213
Bank of New York Mellon Corp. (The)	13,213	551,114
BlackRock, Inc.	2,266	1,380,085
Blackstone, Inc.	11,842	1,080,346
Charles Schwab Corp. (The)	14,071	889,006
Evercore, Inc., Class A	1,690	158,201
Focus Financial Partners, Inc., Class A (a)	1,052	35,831
Franklin Resources, Inc.	3,971	92,564
Goldman Sachs Group, Inc. (The)	3,437	1,020,858
Hamilton Lane, Inc., Class A	602	40,442
Interactive Brokers Group, Inc., Class A	4,046	222,570
Intercontinental Exchange, Inc.	2,151	202,280

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2022
	Number of Shares	Value
Invesco, Ltd.	16,620	$268,081
Jefferies Financial Group, Inc.	6,099	168,454
Moelis & Co., Class A	8,836	347,697
Morgan Stanley	1,309	99,562
Open Lending Corp., Class A (a)	4,312	44,112
S&P Global, Inc.	1,101	371,103
Sculptor Capital Management, Inc.	41,609	347,435
SLR Investment Corp.	21,798	318,905
State Street Corp.	1,651	101,784
Stifel Financial Corp.	1,228	68,793
Virtu Financial, Inc., Class A	7,876	184,377
		8,520,025
Chemicals — 0.5%
Avient Corp.	5,925	237,474
Celanese Corp., Series A	2,355	276,971
CF Industries Holdings, Inc.	7,479	641,175
Chemours Co. (The)	14,499	464,258
Diversey Holdings, Ltd. (a)	63,153	416,810
Dow, Inc.	7,428	383,359
DuPont de Nemours, Inc.	5,407	300,521
Element Solutions, Inc.	9,456	168,317
FMC Corp.	787	84,217
Huntsman Corp.	1,689	47,883
Ingevity Corp. (a)	7,499	473,487
International Flavors & Fragrances, Inc.	2,181	259,801
LyondellBasell Industries NV, Class A	5,620	491,525
Minerals Technologies, Inc.	659	40,423
Mosaic Co. (The)	9,863	465,829
NewMarket Corp.	126	37,921
Olin Corp.	26,861	1,243,127
Sensient Technologies Corp.	213	17,159
Stepan Co.	4,248	430,535
Westlake Corp.	3,135	307,293
		6,788,085
Commercial Services & Supplies — 0.2%
Brink’s Co. (The)	6,283	381,441
Clean Harbors, Inc. (a) (b)	3,086	270,549
Copart, Inc. (a) (b)	382	41,508
Driven Brands Holdings, Inc. (a)	8,681	239,075
IAA, Inc. (a) (b)	5,665	185,642
Interface, Inc.	34,648	434,486
Tetra Tech, Inc.	1,845	251,935
Waste Management, Inc.	1,596	244,156
		2,048,792
Communications Equipment — 0.3%
Arista Networks, Inc. (a)	6,222	583,250
Ciena Corp. (a)	14,208	649,306
Cisco Systems, Inc. (b)	24,832	1,058,836
CommScope Holding Co., Inc. (a)	12,744	77,993
Lumentum Holdings, Inc. (a)	8,199	651,165
Viavi Solutions, Inc. (a)	38,366	507,582
		3,528,132
Construction & Engineering — 0.2%
AECOM	1,442	94,047
Dycom Industries, Inc. (a)	16,175	1,504,922
EMCOR Group, Inc.	4,142	426,460
Fluor Corp. (a)	10,419	253,599
	Number of Shares	Value
Great Lakes Dredge & Dock Corp. (a)	6,684	$87,627
MDU Resources Group, Inc.	2,501	67,502
Sterling Infrastructure., Inc. (a)	26,769	586,777
		3,020,934
Construction Materials — 0.0%
Eagle Materials, Inc.	140	15,392
Consumer Finance — 0.1%
Ally Financial, Inc.	6,725	225,355
Capital One Financial Corp.	6,282	654,522
Discover Financial Services	278	26,293
Navient Corp.	47,653	666,665
Synchrony Financial	1,904	52,589
		1,625,424
Containers & Packaging — 0.1%
AptarGroup, Inc.	486	50,160
Berry Global Group, Inc. (a)	5,094	278,336
Greif, Inc., Class A	977	60,945
International Paper Co.	5,778	241,694
Sealed Air Corp.	2,718	156,883
Westrock Co.	3,032	120,795
		908,813
Diversified Consumer Services — 0.0%
PowerSchool Holdings, Inc.Class A (a)	1,748	21,063
Rover Group, Inc. (a)	104,730	393,785
Terminix Global Holdings, Inc. (a) (b)	372	15,122
		429,970
Diversified Financial Services — 0.3%
Apollo Global Management, Inc.	14,459	700,972
Artemis Strategic Inv Corp. (a) (c) (d) (e)	7,600	60,435
Berkshire Hathaway, Inc., Class B (a) (b)	10,720	2,926,775
Northern Genesis Acquisition Corp. III, Class A (a)	48,000	470,400
Swiftmerge Acquisition Corp. (a) (c) (d) (e)	6,943	52,489
		4,211,071
Diversified Telecommunication Services — 0.3%
Anterix, Inc. (a)	4,440	182,351
AT&T, Inc. (b)	124,671	2,613,104
Liberty Latin America, Ltd., Class C (a)	25,833	201,239
Lumen Technologies, Inc.	4,286	46,760
Verizon Communications, Inc. (b)	5,537	281,003
		3,324,457
Electric Utilities — 0.1%
NRG Energy, Inc.	19,881	758,858
Otter Tail Corp.	3,094	207,700
PG&E Corp. (a)	4,880	48,703
Southern Co. (The)	1,720	122,653
		1,137,914
Electrical Equipment — 0.2%
Emerson Electric Co. (b)	3,039	241,722
Powell Industries, Inc.	4,278	99,977
Regal Rexnord Corp.	297	33,716
Vertiv Holdings Co.	120,233	988,315
Vicor Corp. (a)	16,089	880,551
		2,244,281

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2022
	Number of Shares	Value
Electronic Equipment, Instruments & Components — 0.4%
Arlo Technologies, Inc. (a)	21,490	$134,742
Arrow Electronics, Inc. (a)	11,575	1,297,442
Belden, Inc.	10,778	574,144
Flex, Ltd. (a)	74,741	1,081,502
IPG Photonics Corp. (a)	257	24,191
Itron, Inc. (a)	2,856	141,172
Jabil, Inc.	11,340	580,721
Keysight Technologies, Inc. (a)	2,671	368,197
Mirion Technologies, Inc. (a)	18,848	108,565
Sanmina Corp. (a)	1,145	46,636
ScanSource, Inc. (a)	9,336	290,723
TD SYNNEX Corp.	3,501	318,941
Vishay Intertechnology, Inc.	37,440	667,181
Zebra Technologies Corp., Class A (a)	348	102,295
		5,736,452
Energy Equipment & Services — 0.3%
Baker Hughes Co.	18,427	531,988
Cactus, Inc., Class A	288	11,598
ChampionX Corp.	21,491	426,596
Halliburton Co.	23,054	722,973
Helix Energy Solutions Group, Inc. (a)	82,278	255,062
Patterson-UTI Energy, Inc.	8,470	133,487
Schlumberger NV	33,723	1,205,934
Select Energy Services, Inc., Class A (a)	27,782	189,473
Solaris Oilfield Infrastructure, Inc., Class A	17,009	185,058
TETRA Technologies, Inc. (a)	154,780	628,407
		4,290,576
Entertainment — 0.4%
Activision Blizzard, Inc.	9,251	720,283
Netflix, Inc. (a) (b)	10,459	1,828,965
Take-Two Interactive Software, Inc. (a)	8,023	983,058
Walt Disney Co. (The) (a)	9,727	918,229
Warner Music Group Corp., Class A	4,352	106,015
		4,556,550
Equity Real Estate — 0.7%
Alexander & Baldwin, Inc.	2,857	51,283
American Tower Corp.	6,916	1,767,661
Douglas Emmett, Inc.	10,778	241,212
EPR Properties	5,453	255,909
Equinix, Inc.	848	557,153
Franklin Street Properties Corp.	138,002	575,468
Gaming and Leisure Properties, Inc.	5,342	244,984
Highwoods Properties, Inc.	6,426	219,705
Hudson Pacific Properties, Inc.	20,930	310,601
Innovative Industrial Properties, Inc.	576	63,285
JBG SMITH Properties	3,510	82,976
Kilroy Realty Corp.	5,055	264,528
Lamar Advertising Co., Class A (b)	3,148	276,930
Macerich Co. (The)	51,790	451,091
National Storage Affiliates Trust (b)	3,065	153,465
OMEGA Healthcare Investors, Inc. (b)	8,970	252,864
Orion Office REIT, Inc.	29,869	327,364
PotlatchDeltic Corp. (b)	967	42,732
Prologis, Inc.	2,922	343,773
	Number of Shares	Value
PS Business Parks, Inc. (b)	444	$83,095
Sabra Health Care, Inc.	40,889	571,219
Simon Property Group, Inc. (b)	9,071	861,019
Uniti Group, Inc.	50,547	476,153
VICI Properties, Inc.	6,618	197,150
Weyerhaeuser Co. (b)	8,478	280,791
Whitestone REIT	27,650	297,238
		9,249,649
Food & Staples Retailing — 0.2%
Albertsons Cos., Inc., Class A (b)	2,099	56,085
Andersons, Inc. (The)	8,077	266,460
BJ’s Wholesale Club Holdings, Inc. (a) (b)	4,956	308,858
Costco Wholesale Corp.	420	201,298
Performance Food Group Co. (a)	9,133	419,935
Sprouts Farmers Market, Inc. (a)	10,525	266,493
US Foods Holding Corp. (a) (b)	16,636	510,393
Walgreens Boots Alliance, Inc. (b)	6,347	240,551
Walmart, Inc.	3,695	449,238
		2,719,311
Food Products — 0.5%
Darling Ingredients, Inc. (a)	5,685	339,963
Ingredion, Inc.	1,395	122,983
Kraft Heinz Co. (The) (b)	14,254	543,648
McCormick & Co., Inc.	54,780	4,560,435
Pilgrim’s Pride Corp. (a)	9,071	283,287
Tyson Foods, Inc., Class A (b)	11,702	1,007,074
		6,857,390
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories (b)	5,636	612,351
ABIOMED, Inc. (a) (b)	311	76,976
Align Technology, Inc. (a)	1,284	303,884
AtriCure, Inc. (a)	813	33,219
Becton Dickinson and Co.	2,022	498,484
Boston Scientific Corp. (a)	3,524	131,340
DENTSPLY SIRONA, Inc.	3,462	123,697
Envista Holdings Corp. (a)	1,196	46,094
Figs, Inc.Class A (a)	308	2,553
IDEXX Laboratories, Inc. (a)	7,705	2,702,375
Intuitive Surgical, Inc. (a) (b)	453	90,922
Masimo Corp. (a)	4,949	646,686
QuidelOrtho Corp. (a)	13,173	1,280,152
STERIS plc	429	88,438
Stryker Corp.	18,295	3,639,424
Tandem Diabetes Care, Inc. (a)	1,335	79,019
		10,355,614
Health Care Providers & Services — 0.7%
AdaptHealth Corp. (a)	9,661	174,284
Brookdale Senior Living, Inc. (a)	23,903	108,520
Cardinal Health, Inc. (b)	5,918	309,334
Centene Corp. (a)	2,923	247,315
Cigna Corp. (b)	4,456	1,174,245
CVS Health Corp. (b)	25,029	2,319,187
Elevance Health, Inc. (b)	1,711	825,694
Encompass Health Corp.	624	34,975
HCA Healthcare, Inc. (b)	4,511	758,119
Humana, Inc. (b)	155	72,551

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2022
	Number of Shares	Value
Laboratory Corp. of America Holdings (b)	457	$107,102
Molina Healthcare, Inc. (a) (b)	915	255,843
Option Care Health, Inc. (a)	4,164	115,718
PetIQ, Inc. (a)	27,541	462,413
Progyny, Inc. (a)	9,477	275,307
Quest Diagnostics, Inc. (b)	713	94,815
R1 RCM, Inc. (a)	17,726	371,537
Tenet Healthcare Corp. (a)	10,920	573,955
UnitedHealth Group, Inc.	1,225	629,197
		8,910,111
Health Care Technology — 0.0%
Change Healthcare, Inc. (a)	2,073	47,803
Inspire Medical Systems, Inc. (a)	291	53,157
		100,960
Hotels, Restaurants & Leisure — 1.1%
Accel Entertainment, Inc. (a)	16,529	175,538
BJ’s Restaurants, Inc. (a)	21,715	470,781
Booking Holdings, Inc. (a) (b)	4,825	8,438,877
Caesars Entertainment, Inc. (a)	6,259	239,720
Carnival Corp. (a) (b)	28,034	242,494
Chipotle Mexican Grill, Inc. (a)	385	503,295
Cracker Barrel Old Country Store, Inc.	1,965	164,058
Darden Restaurants, Inc. (b)	1,225	138,572
Expedia Group, Inc. (a) (b)	5,393	511,418
Marriott Vacations Worldwide Corp.	318	36,952
MGM Resorts International (b)	6,278	181,748
Penn National Gaming, Inc. (a)	655	19,925
Planet Fitness, Inc., Class A (a)	2,605	177,166
Starbucks Corp. (b)	17,296	1,321,242
Texas Roadhouse, Inc. (b)	6,451	472,213
Travel + Leisure Co.	4,448	172,671
Vail Resorts, Inc. (b)	986	214,997
Yum! Brands, Inc. (b)	1,399	158,801
		13,640,468
Household Durables — 0.3%
D.R. Horton, Inc. (b)	2,266	149,987
GoPro, Inc., Class A (a)	90,874	502,533
KB Home (b)	405	11,526
Lennar Corp., Class A (b)	10,754	758,910
NVR, Inc. (a)	119	476,493
PulteGroup, Inc. (b)	15,317	607,013
Toll Brothers, Inc. (b)	9,017	402,158
Tri Pointe Homes, Inc. (a) (b)	22,735	383,539
Whirlpool Corp. (b)	2,369	366,887
		3,659,046
Household Products — 0.4%
Church & Dwight Co., Inc.	54,506	5,050,526
Colgate-Palmolive Co.	1,720	137,841
Procter & Gamble Co. (The)	2,917	419,435
		5,607,802
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	35,559	747,094
Altus Power, Inc. (a)	62,531	394,571
Vistra Corp.	3,526	80,569
		1,222,234

	Number of Shares	Value
Industrial Conglomerates — 0.1%
3M Co. (b)	883	$114,269
General Electric Co. (b)	9,682	616,453
Honeywell International, Inc.	1,827	317,551
		1,048,273
Insurance — 0.4%
Allstate Corp. (The)	2,837	359,533
American International Group, Inc.	33,817	1,729,063
Assurant, Inc.	1,843	318,563
CNO Financial Group, Inc.	4,794	86,723
Fidelity National Financial, Inc.	11,620	429,475
First American Financial Corp.	7,360	389,491
Hartford Financial Services Group, Inc. (The)	2,343	153,303
Lincoln National Corp.	9,479	443,333
MetLife, Inc.	2,101	131,922
Old Republic International Corp.	15,871	354,876
Prudential Financial, Inc.	951	90,992
Reinsurance Group of America, Inc.	132	15,482
Travelers Companies, Inc. (The)	1,310	221,560
		4,724,316
Interactive Media & Services — 1.6%
Alphabet, Inc., Class C (a) (b)	880	1,924,956
Alphabet, Inc., Class A (a) (b)	3,505	7,638,306
IAC/InterActiveCorp. (a)	14,960	1,136,511
Match Group, Inc. (a)	1,740	121,261
Meta Platforms, Inc., Class A (a) (b)	58,116	9,371,205
Vimeo, Inc. (a)	25,294	152,270
ZoomInfo Technologies, Inc. (a)	3,159	105,005
		20,449,514
Internet & Direct Marketing Retail — 1.1%
Amazon.com, Inc. (a) (b)	121,566	12,911,525
eBay, Inc.	9,467	394,490
Qurate Retail, Inc., Series A	532,102	1,527,132
		14,833,147
IT Services — 3.1%
Amdocs, Ltd.	9,628	802,109
Automatic Data Processing, Inc.	27,514	5,779,041
Block, Inc., Class A (a)	4,036	248,053
Bread Financial Holdings, Inc.	51,209	1,897,806
Broadridge Financial Solutions, Inc.	4,228	602,701
Cognizant Technology Solutions Corp., Class A	2,897	195,518
DXC Technology Co. (a)	5,727	173,585
Evo Payments, Inc., Class A (a)	1,148	27,001
Fidelity National Information Services, Inc. (b)	20,318	1,862,551
Fiserv, Inc. (a)	100,702	8,959,457
FleetCor Technologies, Inc. (a)	2,431	510,777
Gartner, Inc. (a)	2,782	672,771
Global Payments, Inc. (b)	12,200	1,349,808
GoDaddy, Inc., Class A (a)	5,361	372,911
Mastercard, Inc., Class A	28,079	8,858,363
MongoDB, Inc. (a)	714	185,283
PayPal Holdings, Inc. (a) (b)	5,002	349,340
SolarWinds Corp.	10,268	105,247

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2022
	Number of Shares	Value
SS&C Technologies Holdings, Inc.	23,343	$1,355,528
VeriSign, Inc. (a)	295	49,362
Verra Mobility Corp. (a)	34,421	540,754
Visa, Inc., Class A	27,873	5,487,915
WEX, Inc. (a)	396	61,602
		40,447,483
Leisure Products — 0.1%
Brunswick Corp. (b)	1,426	93,232
Callaway Golf Co. (a)	1,973	40,249
Latham Group, Inc. (a)	23,919	165,759
Malibu Boats, Inc.Class A (a)	5,490	289,378
Mattel, Inc. (a) (b)	13,849	309,248
Polaris, Inc.	2,266	224,969
Vista Outdoor, Inc. (a)	19,117	533,364
		1,656,199
Life Sciences Tools & Services — 1.4%
Bio-Rad Laboratories, Inc., Class A (a)	616	304,920
Charles River Laboratories International, Inc. (a)	65	13,908
Illumina, Inc. (a)	1,091	201,137
IQVIA Holdings, Inc. (a)	1,836	398,394
Mettler-Toledo International, Inc. (a)	2,702	3,103,976
Syneos Health, Inc. (a)	2,801	200,776
Thermo Fisher Scientific, Inc.	15,737	8,549,597
Waters Corp. (a)	16,242	5,375,777
		18,148,485
Machinery — 0.4%
AGCO Corp.	5,966	588,844
Allison Transmission Holdings, Inc.	21,281	818,254
Chart Industries, Inc. (a)	11	1,841
Crane Holdings Co.	7,652	670,009
Cummins, Inc. (b)	1,052	203,594
Donaldson Co., Inc.	4,178	201,129
Enerpac Tool Group Corp.	29,324	557,743
Flowserve Corp.	5,037	144,209
Franklin Electric Co., Inc.	3,276	240,000
Gates Industrial Corp. plc (a)	12,466	134,757
Hyster-Yale Materials Handling, Inc.	3,656	117,796
ITT, Inc.	949	63,811
Kennametal, Inc.	16,510	383,527
Lindsay Corp.	1,069	141,985
Mueller Industries, Inc.	1,916	102,104
Otis Worldwide Corp. (b)	621	43,886
PACCAR, Inc. (b)	171	14,080
Terex Corp.	8,557	234,205
Timken Co. (The)	8,193	434,639
Xylem Inc.	2,719	212,571
		5,308,984
Marine — 0.0%
Kirby Corp. (a)	3,432	208,803
Media — 0.1%
Altice USA, Inc., Class A (a)	27,490	254,282
Clear Channel Outdoor Holdings, Inc. (a)	236,023	252,545
Comcast Corp., Class A (b)	20,250	794,610
Fox Corp., Class A	4,492	144,463
Integral Ad Science Holding Corp. (a)	4,284	42,540
Nexstar Media Group, Inc., Class A	1,144	186,335
		1,674,775

	Number of Shares	Value
Metals & Mining — 0.4%
Cleveland-Cliffs, Inc. (a)	4,812	$73,960
Freeport-McMoRan, Inc.	3,617	105,833
Haynes International, Inc.	6,462	211,760
Newmont Corp.	965	57,582
Nucor Corp.	670	69,955
Perpetua Resources Corp. (a)	128,781	426,265
Reliance Steel & Aluminum Co.	4,086	694,048
Royal Gold, Inc.	11,327	1,209,497
SSR Mining, Inc. (b)	17,400	290,631
Steel Dynamics, Inc.	13,008	860,479
United States Steel Corp.	73,890	1,323,370
		5,323,380
Mortgage Real Estate Investment — 0.1%
Dynex Capital, Inc.	40,732	648,453
Multi-Utilities — 0.0%
Sempra Energy (b)	669	100,531
Multiline Retail — 0.1%
Kohl’s Corp.	34,192	1,220,313
Macy’s, Inc.	17,139	313,986
		1,534,299
Oil, Gas & Consumable Fuels — 1.1%
APA Corp.	37,806	1,319,429
Cheniere Energy, Inc.	1,123	149,393
ConocoPhillips (b)	4,673	419,682
Delek US Holdings, Inc. (a)	14,447	373,310
Devon Energy Corp.	7,723	425,615
EOG Resources, Inc.	9,364	1,034,160
Equitrans Midstream Corp.	5,627	35,788
Exxon Mobil Corp. (b)	36,059	3,088,093
HF Sinclair Corp.	9,929	448,394
Kinder Morgan, Inc.	13,979	234,288
Marathon Oil Corp.	31,237	702,208
Marathon Petroleum Corp.	4,065	334,184
Matador Resources Co.	851	39,648
Murphy Oil Corp.	993	29,979
Occidental Petroleum Corp.	8,807	518,556
Par Pacific Holdings, Inc. (a)	24,378	380,053
PDC Energy, Inc.	7,280	448,521
Phillips 66	6,468	530,311
Pioneer Natural Resources Co.	1,319	294,242
Range Resources Corp. (a)	62,531	1,547,642
SM Energy Co.	2,218	75,833
Southwestern Energy Co. (a)	244,992	1,531,200
Texas Pacific Land Corp.	133	197,907
Williams Cos., Inc. (The)	12,644	394,619
		14,553,055
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	2,540	133,121
Personal Products — 0.4%
Coty, Inc., Class A (a) (b)	1,909	15,291
Estee Lauder Companies, Inc. (The), Class A	18,652	4,750,105
Olaplex Holdings, Inc. (a)	2,522	35,535
		4,800,931

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2022
	Number of Shares	Value
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co. (b)	4,507	$347,039
Catalent, Inc. (a)	468	50,212
Eli Lilly & Co.	2,318	751,565
Intra-Cellular Therapies, Inc. (a)	289	16,496
Johnson & Johnson	2,985	529,867
Merck & Co., Inc. (b)	11,412	1,040,432
Organon & Co.	1,719	58,016
Pfizer, Inc. (b)	56,085	2,940,537
Viatris, Inc.	53,261	557,643
Zoetis, Inc.	2,493	428,522
		6,720,329
Professional Services — 0.9%
Booz Allen Hamilton Holding Corp.	925	83,583
CoStar Group, Inc. (a)	6,135	370,615
Dun & Bradstreet Holdings, Inc. (a)	31,751	477,217
First Advantage Corp. (a)	5,462	69,203
Huron Consulting Group, Inc. (a)	6,041	392,605
Insperity, Inc.	3,579	357,292
ManpowerGroup, Inc. (b)	5,858	447,610
Nielsen Holdings plc	416,908	9,680,604
Science Applications International Corp. (b)	428	39,847
		11,918,576
Real Estate Management & Development — 0.1%
Howard Hughes Corp. (The) (a)	1,687	114,800
St. Joe Co. (The)	12,555	496,676
Zillow Group, Inc., Class C (a)	13,629	432,721
		1,044,197
Road & Rail — 0.1%
Amerco (b)	50	23,912
Avis Budget Group, Inc. (a)	1,167	171,643
Knight-Swift Transportation Holdings, Inc. (b)	7,566	350,230
Landstar System, Inc.	2,060	299,565
Ryder System, Inc.	172	12,222
Schneider National, Inc., Class B	13,635	305,151
XPO Logistics, Inc. (a)	2,446	117,799
		1,280,522
Semiconductors & Semiconductor Equipment — 1.1%
Advanced Micro Devices, Inc. (a) (b)	11,562	884,146
Allegro MicroSystems, Inc. (a)	2,067	42,766
Amkor Technology, Inc.	48,375	819,956
Applied Materials, Inc.	6,298	572,992
Broadcom, Inc. (b)	3,447	1,674,587
CMC Materials, Inc.	1,781	310,767
Enphase Energy, Inc. (a)	147	28,700
Entegris, Inc.	547	50,395
Impinj, Inc. (a)	2,054	120,508
Intel Corp. (b)	17,159	641,918
KLA Corp.	2,215	706,762
Lam Research Corp.	4,079	1,738,266
MACOM Technology Solutions Holdings, Inc. (a)	4,345	200,305
Magnachip Semiconductor Corp. (South Korea) (a)	26,291	382,008
Marvell Technology, Inc.	13,721	597,275
Microchip Technology, Inc.	8,080	469,287
Micron Technology, Inc.	16,179	894,375
	Number of Shares	Value
MKS Instruments, Inc.	933	$95,754
Monolithic Power Systems, Inc.	47	18,050
NVIDIA Corp. (b)	3,509	531,929
ON Semiconductor Corp. (a)	10,797	543,197
PDF Solutions, Inc. (a)	5,462	117,488
Qorvo, Inc. (a)	3,783	356,813
QUALCOMM, Inc.	13,595	1,736,625
Rambus, Inc. (a)	1,015	21,812
Semtech Corp. (a)	862	47,384
Skyworks Solutions, Inc.	1,025	94,956
Synaptics, Inc. (a)	872	102,940
Universal Display Corp.	1,402	141,798
		13,943,759
Software — 4.2%
ACI Worldwide, Inc. (a)	13,540	350,551
Adobe, Inc. (a) (b)	15,909	5,823,649
Aspen Technology, Inc. (a)	110	20,205
Autodesk, Inc. (a) (b)	2,329	400,495
Avalara, Inc. (a)	1,249	88,179
Bentley Systems, Inc. Class B	3,449	114,852
Bill.com Holdings, Inc. (a)	416	45,735
Blackline, Inc. (a)	511	34,033
Box, Inc., Class A (a)	25,947	652,308
Cadence Design Systems, Inc. (a) (b)	833	124,975
Clearwater Analytics Holdings, Inc. Class A (a)	5,730	68,989
Cloudflare, Inc., Class A (a)	99,985	4,374,344
CommVault Systems, Inc. (a)	2,905	182,725
Crowdstrike Holdings, Inc., Class A (a)	30,790	5,189,962
Datadog, Inc., Class A (a)	79,444	7,566,247
Digital Turbine, Inc. (a)	8,331	145,543
DocuSign, Inc. (a)	6,067	348,124
Dolby Laboratories, Inc., Class A	9,731	696,350
Dropbox, Inc., Class A (a)	8,660	181,773
Dynatrace, Inc. (a)	3,881	153,067
Elastic NV (a)	3,474	235,086
Envestnet, Inc. (a)	249	13,140
Fair Isaac Corp. (a)	1,412	566,071
ForgeRock, Inc., Class A (a)	143	3,063
Fortinet, Inc. (a) (b)	6,841	387,064
Freshworks, Inc., Class A (a)	10,288	135,287
HubSpot, Inc. (a)	1,047	314,781
Intuit, Inc.	11,464	4,418,684
J2 Global, Inc. (a)	1,346	100,317
Mandiant, Inc. (a)	989	21,580
Manhattan Associates, Inc. (a)	1,943	222,668
Microsoft Corp. (b)	47,882	12,297,534
Momentive Global, Inc. (a)	3,426	30,149
N-Able, Inc. (a)	49,903	449,127
New Relic, Inc. (a)	27,194	1,361,060
Nortonlifelock, Inc.	17,174	377,141
Oracle Corp. (b)	12,987	907,402
Palo Alto Networks, Inc. (a)	461	227,706
Paycom Software, Inc. (a)	316	88,518
Paylocity Holding Corp. (a)	848	147,908
Pegasystems, Inc.	7,734	369,995
PTC, Inc. (a)	671	71,354
Salesforce, Inc. (a) (b)	7,797	1,286,817
ServiceNow, Inc. (a) (b)	1,618	769,391

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2022
	Number of Shares	Value
Smartsheet, Inc., Class A (a)	4,817	$151,398
Sumo Logic, Inc. (a)	61,445	460,223
Synopsys, Inc. (a) (b)	589	178,879
Tenable Holdings, Inc. (a)	3,496	158,753
Teradata Corp. (a)	4,346	160,845
Trade Desk, Inc. (The), Class A (a)	4,519	189,301
VMware, Inc., Class A (b)	3,629	413,633
Workday, Inc., Class A (a) (b)	1,297	181,035
Workiva, Inc. (a)	2,661	175,599
Zoom Video Communications, Inc., Class A (a) (b)	3,250	350,902
		53,784,517
Specialty Retail — 0.4%
Aaron’s Co., Inc. (The)	22,261	323,898
AutoNation, Inc. (a) (b)	6,667	745,104
Best Buy Co., Inc.	13,085	853,011
Dick’s Sporting Goods, Inc. (b)	277	20,877
Floor & Decor Holdings, Inc., Class A (a)	2,715	170,936
Foot Locker, Inc.	13,076	330,169
Home Depot, Inc. (The)	4,533	1,243,266
Lithia Motors, Inc., Class A (b)	885	243,207
Lowe’s Cos, Inc.	1,850	323,139
National Vision Holdings, Inc. (a)	4,221	116,078
ODP Corp. (The) (a)	13,120	396,749
Penske Automotive Group, Inc. (b)	2,771	290,096
RH (a)	1,079	229,029
Ross Stores, Inc.	2,505	175,926
Ulta Beauty, Inc. (a) (b)	807	311,082
		5,772,567
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc. (b)	36,385	4,974,557
Dell Technologies, Inc., Class C	10,888	503,134
Hewlett Packard Enterprise Co.	7,593	100,683
Pure Storage, Inc., Class A (a)	7,803	200,615
Seagate Technology Holdings plc	368	26,290
Western Digital Corp. (a)	36,956	1,656,738
Xerox Holdings Corp.	1,188	17,642
		7,479,659
Textiles, Apparel & Luxury Goods — 0.4%
Hanesbrands, Inc.	36,181	372,302
NIKE, Inc., Class B	38,843	3,969,755
Ralph Lauren Corp. (b)	3,875	347,394
Tapestry, Inc. (b)	2,565	78,284
		4,767,735
Tobacco — 0.5%
Altria Group, Inc. (b)	7,016	293,058
Philip Morris International, Inc. (b)	60,047	5,929,041
		6,222,099
Trading Companies & Distributors — 0.2%
Air Lease Corp.	21,428	716,338
Core & Main, Inc.Class A (a)	5,165	115,180
Fastenal Co.	4,332	216,253
MSC Industrial Direct Co., Inc., Class A	226	16,975
United Rentals, Inc. (a)	1,267	307,767
Univar Solutions, Inc. (a)	28,493	708,621
		2,081,134

	Number of Shares	Value
Water Utilities — 0.1%
American States Water Co.	4,487	$365,736
American Water Works Co., Inc.	1,953	290,548
Essential Utilities, Inc.	6,579	301,647
SJW Group	2,720	169,755
York Water Co. (The)	3,819	154,402
		1,282,088
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. (a)	5,204	700,146
Total US Common Stocks (Cost $438,255,937)		421,693,680
Foreign Common Stocks — 31.2%
Australia — 1.1%
Atlassian Corp. plc, Class A (a)	52,074	9,758,668
Champion Iron, Ltd. (b)	62,600	229,546
Newcrest Mining, Ltd.	312,373	4,441,947
		14,430,161
Bermuda — 0.0%
Axis Capital Holdings, Ltd.	5,951	339,742
RenaissanceRe Holdings, Ltd.	278	43,471
		383,213
Brazil — 0.2%
Banco do Brasil SA	22,900	146,061
Centrais Eletricas Brasileiras SA	293,000	2,586,554
		2,732,615
Canada — 3.3%
ABC Technologies Holdings, Inc. (b)	85,000	393,567
Algoma Steel Group, Inc.	23,031	206,818
Arena Minerals, Inc. (a)	560,500	204,657
Aritzia, Inc. (a) (b)	9,500	257,206
Artemis Gold, Inc. (a)	237,253	1,010,058
Ascot Resources, Ltd. (a) (c) (d) (e)	126,700	48,921
ATS Automation Tooling Systems, Inc. (a) (b)	10,100	277,373
AutoCanada, Inc. (a) (b)	12,000	228,962
B2Gold Corp. (b)	40,100	135,827
Bear Creek Mining Corp. (a) (f)	319,151	198,354
BlackBerry, Ltd. (a)	38,403	206,992
Cameco Corp.	90,715	1,906,829
Canadian Pacific Railway, Ltd.	3,887	271,468
Cenovus Energy, Inc.	3,090	58,741
Centerra Gold, Inc.	175,066	1,187,326
Dundee Corp., Class A (a)	405,126	431,186
Dye & Durham, Ltd. (b)	17,700	299,079
Enerplus Corp. (b)	23,400	309,225
EQB, Inc. (a)	8,300	336,462
Equinox Gold Corp. (a)	157,937	701,240
Equinox Gold Corp. (a) (f)	456,364	2,035,060
FG Acquisition Corp., Class A (a)	32,300	306,850
First Quantum Minerals, Ltd.	14,800	280,777
Fission Uranium Corp. (a)	1,263,500	598,769
GFL Environmental, Inc.	4,465	115,197
Gildan Activewear, Inc.	7,623	219,390
IAMGOLD Corp. (a) (f)	741,144	1,193,242
International Tower Hill Mines, Ltd. (a)	376,174	191,849
Ivanhoe Mines, Ltd., Class A (a) (f)	124,692	717,812

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2022
	Number of Shares	Value
Kinaxis, Inc. (a) (b)	3,200	$345,457
Kinross Gold Corp. — TSX Shares (b)	21,900	77,923
Lightspeed Commerce, Inc. (a) (b)	15,600	347,825
Lithium Americas Corp. (a)	26,310	529,620
NexGen Energy, Ltd. (a) (f)	275,220	987,816
Northern Dynasty Minerals, Ltd. (a) (f)	752,336	187,032
Northern Dynasty Minerals, Ltd. — NYSE Shares (a)	338,909	88,320
Novagold Resources, Inc. (a)	146,198	703,212
Osisko Green Acquisition Ltd. — Founders shares (a) (c) (d) (e)	15,000	90,802
Osisko Green Acquisition, Ltd., Class A (a)	60,000	454,009
Pan American Silver Corp.	54,511	1,070,994
Parex Resources, Inc. (b)	9,900	167,666
Parkit Enterprise, Inc. (a)	109,100	81,367
Pasofino Gold, Ltd. (a)	61,000	29,382
Pet Valu Holdings, Ltd. (b)	15,800	379,288
Quebecor, Inc., Class B (b)	19,400	414,616
Sabina Gold & Silver Corp. (a)	662,736	545,758
Seabridge Gold, Inc. (a) (f)	101,511	1,257,847
Seabridge Gold, Inc. — NYSE Shares (a)	45,036	559,798
Shaw Communications, Inc., Class B (b)	31,500	928,212
Shopify, Inc., Class A (a)	211,230	6,598,825
Solaris Resources, Inc. (a) (b)	53,600	310,640
Solaris Resources, Inc. — Reg S shares (a) (c)	16,600	96,206
Somerset Energy Partners Corp. (a) (c) (d) (e)	130,200	30,345
Spartan Delta Corp. (a) (b)	29,200	280,612
Spin Master Corp. (a) (b) (g)	11,200	365,531
Sprott Physical Uranium Trust (a)	209,604	2,258,552
Sprott, Inc. (f)	15,232	529,191
Stallion Gold Corp. (a)	312,600	29,142
Stelco Holdings, Inc. (b)	14,500	362,500
Sucro Holdings LLC (a) (c) (d) (e)	8,700	103,073
Taseko Mines, Ltd. (a)	361,358	390,267
Teck Resources, Ltd., Class B (b)	8,400	256,855
TransAlta Corp. (b)	53,000	604,856
Trican Well Service, Ltd. (a)	36,500	104,634
Tricon Capital Group, Inc. (b)	31,400	318,342
Trillion Energy International, Inc. (a)	1,610,000	306,440
Turquoise Hill Resources, Ltd. (a)	119,123	3,190,114
Voxtur Analytics Corp. (a) (c)	700,700	376,614
Western Copper & Gold Corp. (a) (f)	113,792	156,473
Wheaton Precious Metals Corp.	51,556	1,857,563
		42,102,956
China — 10.1%
Advanced Micro-Fabrication Equipment, Inc. China, Class A (a)	102,991	1,794,205
Agora, Inc. — ADR (a)	1,700	11,169
Alibaba Group Holding, Ltd. (a)	460,200	6,564,620
Alibaba Group Holding, Ltd. — SPADR (a)	1,250	142,100
Anker Innovations Technology Co., Ltd., Class A	92,513	916,453
ANTA Sports Products Ltd.	118,000	1,476,793
Baidu, Inc. — SPADR (a)	1,578	234,696
Beijing New Building Materials plc, Class A	673,951	3,494,387
	Number of Shares	Value
Bilibili, Inc., Class Z (a)	226,120	$5,849,719
Bilibili, Inc. — SPADR (a) (f)	30,200	773,120
CGN Power Co., Ltd., Class H (g)	4,802,000	1,171,214
China Communications Services Corp., Ltd., Class H	1,842,000	811,167
China Merchants Bank Co., Ltd., Class A	672,000	4,243,280
China Merchants Bank Co., Ltd., Class H	155,000	1,054,374
China Pacific Insurance Group Co., Ltd., Class A	635,044	2,234,745
China Pacific Insurance Group Co., Ltd., Class H	825,200	2,022,691
Didi Global, Inc. — ADR (a)	113,100	333,645
Eve Energy Co., Ltd., Class A	277,199	4,048,440
GoerTek, Inc., Class A	794,500	3,998,251
Guangshen Railway Co., Ltd., Class H (a) (f)	3,456,000	648,169
Haier Smart Home Co., Ltd., Class A	674,000	2,769,593
Hangzhou SF Intra-City Industrial Co., Ltd. Class H (a) (g)	133,000	129,532
Huayu Automotive Systems Co., Ltd., Class A	476,000	1,637,832
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	990,000	5,764,836
JD Health International, Inc. (a) (g)	284,319	2,286,605
JD Logistics, Inc. (a) (g)	258,000	572,701
Jiangsu Eastern Shenghong Co., Ltd., Class A	1,864,186	4,719,311
Jiangsu Hengli Hydraulic Co., Ltd., Class A	118,936	1,097,677
Jiangsu Hengrui Medicine Co., Ltd., Class A	182,448	1,012,623
Jingjin Equipment, Inc., Class A	166,600	773,231
KE Holdings, Inc. — ADR (a)	390,800	7,014,860
Kuaishou Technology (a) (g)	156,400	1,754,048
Kweichow Moutai Co., Ltd., Class A	10,300	3,159,516
Meituan, Class B (a) (g)	204,034	5,155,915
Midea Group Co., Ltd., Class A	545,483	4,945,962
Milkyway Chemical Supply Chain Service Co., Ltd., Class A	103,000	2,111,403
Minth Group, Ltd.	102,000	279,099
Oriental Energy Co., Ltd., Class A	160,000	222,774
Sany Heavy Industry Co., Ltd., Class A	951,000	2,711,966
Satellite Chemical Co., Ltd., Class A	1,083,263	4,196,387
Shanghai Electric Group Co., Ltd., Class H (f)	2,636,000	653,679
Shanghai Friendess Electronic Technology Corp., Ltd., Class A	23,728	782,282
Shanghai Zhonggu Logistics Co., Ltd., Class A	140,388	333,249
Shenzhen Inovance Technology Co., Ltd., Class A	119,000	1,172,264
Shenzhou International Group Holdings, Ltd.	35,700	438,778
Sinoma Science & Technology Co., Ltd., Class A	514,976	2,120,874
Sinopharm Group Co., Ltd., Class H	195,600	478,038
Suzhou Maxwell Technologies Co., Ltd., Class A	19,264	1,414,771
TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A	200,016	1,757,686
Tencent Holdings, Ltd.	175,700	7,979,151
Vipshop Holdings, Ltd. — ADR (a)	22,100	218,569

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2022
	Number of Shares	Value
Wanhua Chemical Group Co., Ltd., Class A	435,700	$6,320,140
Weichai Power Co., Ltd., Class A	364,146	680,070
Xianhe Co., Ltd., Class A	261,876	1,042,258
Yunnan Energy New Material Co., Ltd., Class A	143,000	5,362,844
Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	197,559	813,334
Zhejiang Shuanghuan Driveline Co., Ltd., Class A	221,954	1,057,873
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class A	1,980,000	1,824,349
ZTO Express Cayman, Inc.	50,503	1,368,300
		129,957,618
Denmark — 1.5%
Ascendis Pharma A/S — ADR (a)	1,055	98,073
Coloplast A/S, Class B	25,698	2,935,111
H Lundbeck A/S (b)	981,361	4,774,195
H Lundbeck A/S, Shares A (a) (b)	202,223	970,436
Novo Nordisk A/S, Class B (b)	96,199	10,677,258
		19,455,073
Finland — 0.6%
Kone Oyj, Class B	44,865	2,145,309
Nanoform Finland plc (a)	385,232	1,450,031
Nokia OYJ — SPADR	29,148	134,372
Nordea Bank Abp (b)	74,932	660,131
Sampo Oyj, Shares — A (b)	74,399	3,239,882
		7,629,725
France — 1.0%
Constellium SE (a)	29,288	386,894
Electricite de France SA (f)	366,726	3,001,689
L’Oreal SA	15,461	5,341,891
LVMH Moet Hennessy Louis Vuitton SE	6,717	4,145,284
		12,875,758
Greece — 0.1%
Star Bulk Carriers Corp.	17,294	432,177
Tsakos Energy Navigation, Ltd.	35,188	315,636
		747,813
Hong Kong — 1.0%
AIA Group, Ltd.	94,600	1,039,101
CECEP COSTIN New Materials Group, Ltd. (a) (c) (d)	1,736,000	—
CGN New Energy Holdings Co., Ltd. (f)	476,000	227,172
Changgang Dunxin Enterprise Co., Ltd. (a) (c) (d)	4,640,000	—
CK Hutchison Holdings, Ltd.	218,000	1,482,573
First Pacific Co., Ltd.	1,718,000	666,421
Hi Sun Technology China, Ltd. (a) (f)	2,631,000	328,808
Hong Kong Exchanges & Clearing, Ltd.	26,297	1,312,698
Hua Han Health Industry Holdings, Ltd. (a) (c) (d)	6,984,000	—
Luks Group Vietnam Holdings Co., Ltd.	1,682,000	274,622
Shangri-La Asia, Ltd. (a)	1,934,000	1,568,199
Sino Biopharmaceutical, Ltd.	5,343,916	3,441,578
Swire Pacific, Ltd., Class A	140,500	844,231
WH Group, Ltd. (g)	1,369,500	1,059,569
		12,244,972

	Number of Shares	Value
India — 0.1%
WNS Holdings, Ltd. — ADR (a)	8,430	$629,215
Indonesia — 0.0%
Indofood Sukses Makmur Tbk PT	254,400	120,430
Ireland — 0.1%
Accenture plc, Class A	2,066	573,625
AerCap Holdings NV (a)	8,062	330,058
Medtronic plc	8,699	780,735
		1,684,418
Israel — 0.1%
CyberArk Software, Ltd. (a)	1,744	223,162
JFrog, Ltd. (a)	4,447	93,699
NEOGAMES SA (a)	25,914	347,507
Nice Ltd. — SPADR (a)	485	93,338
Playtika Holding Corp. (a)	10,792	142,886
SolarEdge Technologies, Inc. (a)	725	198,418
		1,099,010
Japan — 6.6%
Amano Corp.	184,500	3,177,608
Azbil Corp.	2,900	76,270
BML, Inc.	120,000	3,119,575
Bunka Shutter Co., Ltd. (f)	195,600	1,439,504
DTS Corp.	35,900	798,281
Ezaki Glico Co., Ltd. (f)	140,200	4,056,823
Fukuda Corp.	11,200	385,030
Fukuda Denshi Co., Ltd.	6,100	333,498
Fukushima Galilei Co., Ltd.	26,100	664,063
Glory, Ltd.	48,900	738,603
H.U. Group Holdings	129,400	2,810,814
Hakuhodo DY Holdings, Inc.	338,800	3,112,088
Hitachi ,Ltd.	106,700	5,055,576
Hogy Medical Co., Ltd.	143,800	3,192,464
Icom, Inc.	17,100	307,448
Inpex Corp.	50,400	543,946
Japan Petroleum Exploration Co., Ltd.	32,000	753,289
Kamigumi Co., Ltd.	53,100	1,028,436
Kato Sangyo Co., Ltd.	24,500	588,027
KYORIN Holdings, Inc.	56,200	735,053
Medipal Holdings Corp.	8,700	122,762
Mitsubishi Corp.	49,100	1,460,005
Mitsubishi Estate Co., Ltd.	261,000	3,790,109
Mitsui & Co., Ltd.	67,700	1,495,004
Mitsui Fudosan Co., Ltd.	190,300	4,095,068
Morinaga & Co., Ltd.	140,500	4,503,456
New Cosmos Electric Co., Ltd.	700	8,722
Nintendo Co., Ltd.	4,200	1,815,208
Nippon Densetsu Kogyo Co., Ltd.	9,400	121,883
Nohmi Bosai, Ltd.	43,600	593,424
Noritz Corp. (f)	75,000	800,452
OKUMA Corp.	82,100	3,077,072
Organo Corp.	5,700	356,936
Raito Kogyo Co., Ltd.	57,600	788,264
Ryosan Co., Ltd.	9,600	155,188
Secom Co., Ltd.	65,800	4,067,426
Sekisui Jushi Corp.	2,300	28,600
Seven Bank, Ltd.	1,668,100	3,184,582
Shibuya Corp.	29,300	506,292

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2022
	Number of Shares	Value
Sinko Industries, Ltd.	67,700	$815,761
SK Kaken Co., Ltd.	8,000	1,913,743
Sumitomo Warehouse Co., Ltd. (The)	321,500	4,747,006
Suzuken Co., Ltd.	58,500	1,652,612
Tachi-S Co., Ltd.	21,700	175,261
Takeuchi Manufacturing Co., Ltd.	172,300	2,950,099
TKC Corp.	18,200	439,911
Toei Co., Ltd.	33,800	4,431,193
Toho Holdings Co., Ltd. (f)	42,000	648,481
TV Asahi Holdings Corp.	257,700	2,808,905
West Japan Railway Co.	22,500	828,217
		85,298,038
Kazakhstan — 0.3%
Halyk Savings Bank of Kazakhstan JSC — GDR (a) (h)	100,459	1,006,058
NAC Kazatomprom JSC — GDR	38,796	1,006,476
NAC Kazatomprom JSC — GDR, 144A Shares (g)	73,742	1,912,867
		3,925,401
Lebanon — 0.0%
Solidere — ADR (a) (c) (d)	38,451	342,310
Luxembourg — 0.0%
Perimeter Solutions SA (a)	9,265	100,433
Malaysia — 0.0%
Oriental Holdings Berhad	198,500	298,268
Malta — 0.4%
Kambi Group plc (a)	324,071	5,305,973
Mexico — 0.0%
America Movil SAB de CV, Series L — ADR	9,948	203,238
Controladora Vuela Cia de Aviacion SAB de CV — ADR (a)	29,741	305,440
		508,678
Netherlands — 0.0%
NXP Semiconductors NV	1,959	289,991
Panama — 0.0%
Copa Holdings SA, Class A (a)	4,825	305,760
Puerto Rico — 0.0%
Popular, Inc.	7,390	568,513
Russia — 0.0%
Etalon Group plc — GDR (d) (c) (h)	599,848	—
Etalon Group plc — GDR — LSE Shares (c) (d) (h)	84,223	—
Federal Grid Co. Unified Energy System PJSC (c) (d)	1,019,443,892	—
Gazprom PJSC (c) (d)	1,409,587	—
Lenta International Co. PJSC — GDR (a) (c) (d) (h)	351,208	—
LSR Group PJSC (c) (d)	96,020	—
Moscow Exchange MICEX-RTS PJSC (a) (c) (d)	798,487	—
Polyus PJSC — GDR (c) (d) (h)	34,231	—
RusHydro PJSC (c) (d)	354,557,380	—
Sberbank of Russia PJSC (a) (c) (d)	688,194	—
VTB Bank PJSC (c) (d)	2,566,620,990	—
		—

	Number of Shares	Value
Singapore — 0.3%
First Resources, Ltd.	1,010,400	$1,186,526
Golden Agri-Resources, Ltd.	13,081,300	2,357,233
Yoma Strategic Holdings, Ltd. (a) (f)	3,695,700	370,043
		3,913,802
South Africa — 0.2%
Gold Fields, Ltd.	85,325	796,575
Harmony Gold Mining Co., Ltd. — SPADR	345,004	1,079,863
Impala Platinum Holdings, Ltd.	43,528	485,010
		2,361,448
South Korea — 1.1%
DL E&C Co., Ltd.	6,456	206,356
GS Holdings Corp.	7,549	243,835
Hana Financial Group, Inc.	17,926	544,363
Hankook & Company	75,241	745,270
Hyundai Department Store Co., Ltd.	9,891	534,413
Korea Electric Power Corp. (a)	69,043	1,207,367
Korea Electric Power Corp. — SPADR (a) (f)	106,105	931,602
Korean Reinsurance Co.	52,357	339,043
KT Corp.	23,845	670,197
KT Corp. — SPADR	291,935	4,075,413
LG Corp.	32,446	1,952,192
LG Uplus Corp. (a)	225,089	2,212,806
LX Holdings Corp. (a)	2,467	17,427
PHA Co. Ltd.	23,013	134,546
		13,814,830
Spain — 0.2%
Amadeus IT Group SA (a)	43,146	2,424,129
Sri Lanka — 0.0%
Hemas Holdings plc	1,337,560	157,177
Sweden — 2.0%
Atlas Copco AB, Shares — B (b)	173,122	1,449,982
Boule Diagnostics AB	37,339	136,884
Elanders AB, Shares — B	53,277	620,762
Electrolux Professional AB, Class B (b)	158,885	854,667
Fortnox AB (b)	424,989	1,947,257
Greater Than AB (a)	235,318	2,139,695
Hexagon AB, Shares — B (b)	80,383	835,836
Infant Bacterial Therapeutics AB (a)	41,795	253,934
Investor AB, Shares — B (b)	201,108	3,309,811
Karnov Group AB (b)	159,872	955,624
Nibe Industrier AB Shares — B (b)	222,008	1,668,958
Nolato AB, Shares — B (b)	198,532	1,068,153
Skandinaviska Enskilda Banken AB, Class A (b)	433,246	4,257,128
SKF AB, Class B (b)	146,665	2,160,835
Spotify Technology SA (a)	7,118	667,882
Viaplay Group AB, Class B (a) (b)	176,191	3,617,938
		25,945,346
Switzerland — 0.0%
Chubb, Ltd. (b)	1,855	364,656

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2022
	Number of Shares	Value
Taiwan — 0.1%
Taiwan Semiconductor Manufacturing Co., Ltd. — SPADR	10,608	$867,204
Thailand — 0.0%
Kasikornbank PCL, Class F	62,900	270,135
Ukraine — 0.1%
Astarta Holding NV	45,135	199,795
Kernel Holding SA	136,043	581,536
MHP SE — GDR — OTC Shares (h)	236,097	886,546
		1,667,877
United Kingdom — 0.7%
Clarivate plc (a)	99,579	1,380,165
Diageo plc	83,160	3,587,674
Gabriel Resources, Ltd. (a)	1,962,000	320,090
Global Ship Lease, Inc., Class A	17,140	283,153
Janus Henderson Group plc	7,734	181,826
Liberty Global plc, Series C (a)	8,354	184,540
Linde plc	993	285,517
nVent Electric plc	7,787	243,967
Paysafe, Ltd. (a)	14,862	28,981
Pentair plc	6,246	285,879
Stolt-Nielsen, Ltd.	36,574	776,494
Yellow Cake plc (a) (g)	221,766	877,434
		8,435,720
Total Foreign Common Stocks (Cost $455,515,398)		403,258,666
Total Common Stocks (Cost $893,771,335)		824,952,346
	Principal Amount	Value
Participation Notes — 0.4%
UBS AG, Beijing Kingsoft Office Software, Inc., Equity Linked Notes, Expiring 10/10/22 (China) (a) (c)	$24,000	706,703
UBS AG, Shanghai Zhonggu Logistics Co., Ltd., Equity Linked Notes, Expiring 03/16/23 (China) (a) (c)	913,900	2,166,559
UBS AG, TKD Science and Technology Co., Ltd., Equity Linked Notes, Expiring 01/17/23 (China) (a) (c)	366,912	1,721,570
UBS AG, Weichai Power Co., Ltd., Equity Linked Notes, Expiring 12/01/22 (China) (a) (c)	365,854	681,505
Total Participation Notes (Cost $7,382,205)		5,276,337
	Number of Contracts	Value
Right — 0.0%
Pan American Silver Corp., Expiring 02/22/29 (Canada) (a) (c) (Cost $77,784)	367,492	260,772
Warrants — 0.0%
Alpha Lithium Corp., Expiring 12/10/23 (Canada) (a) (c) (d)	32,800	687
American Lithium Corp., Expiring 11/03/23 (Canada) (a) (c) (d)	27,900	291
American Pacific Mining Corp., Expiring 12/09/22 (Canada) (a) (c) (d)	30,550	7
	Number of Contracts	Value
Ascot Resources, Ltd., Expiring 03/08/24 (Canada) (a) (c) (d)	63,350	$162
Bigg Digital Assets, Inc., Expiring 04/16/23 (Canada) (a) (c) (d)	34,150	—
Braxia Scientific Corp., Expiring 06/11/22 (Canada) (a) (c) (d)	37,900	—
Cardiol Therapeutics, Inc., Expiring 11/05/24 (Canada) (a) (c) (d)	7,900	105
Critical Elements Lithium, Expiring 12/03/23 (Canada) (a) (c) (d)	26,350	635
Cypress Development Corp., Expiring 02/04/24 (Canada) (a) (c) (d)	37,100	189
Cypress Development Corp., Expiring 03/22/24 (Canada) (a) (c) (d)	63,100	2,425
Denilson Mines Corp., Expiring 03/22/23 (Canada) (a) (c) (d)	30,700	11
Drone Delivery Corp., Expiring 12/22/22 (Canada) (a)	30,950	481
dynaCERT, Inc., Expiring 06/18/22 (Canada) (a)	84,950	330
Else Nutrition Holdings, Inc., Expiring 10/06/22 (Canada) (a)	800	6
Entourage Health Corp., Expiring 03/12/23 (Canada) (a)	150,400	584
Esports Technology, Inc., Expiring 11/30/26 (United States) (a) (c) (d) (e)	30,162	—
Excelsior Mining Corp., Expiring 08/22/22 (Canada) (a)	127,900	497
FG Acquisition Corp., Expiring 04/05/30 (Canada) (a)	16,150	17,604
Givex Information Technology, Expiring 11/25/23 (Canada) (a) (c) (d)	30,000	56
Gold Mountain Mining Corp., Expiring 06/24/23 (Canada) (a) (c) (d)	13,950	—
Gryphon Digital Mining, Expiring 06/30/24 (United States) (a) (c) (d)	10,298	6,627
Hive Blockchain Technologies, Expiring 05/30/24 (Canada) (a)	20,100	3,904
Nevada Copper Corp., Expiring 05/29/23 (Canada) (a)	73,900	861
Northern Genesis Acquisition Corp. III, Expiring 12/31/27 (United States) (a)	12,000	3,120
Numinus Wellness, Inc., Expiring 03/19/23 (Canada) (a)	30,550	356
Organigram Holdings, Inc., Expiring 11/12/23 (Canada) (a) (c) (d)	45,000	355
Osisko Green Acquisition Corp., Expiring 09/07/26 (Canada) (a) (c) (d) (e)	33,552	10,218
Osisko Green Acquisition, Ltd., Expiring 09/08/29 (Canada) (a)	30,000	11,420
Rambler Metals & Mining plc, Expiring 01/13/26 (United Kingdom) (a) (c) (d)	9,834	280
Revive Therapeutics, Ltd., Expiring 02/12/24 (Canada) (a) (c) (d)	85,700	1,674
RHC Helium, Ltd., Expiring 06/08/23 (Canada) (a)	291,500	20,381
Rritual Superfoods, Inc., Expiring 03/05/24 (Canada) (a)	103,950	404
Saturn Oil & Gas, Inc., Expiring 06/04/23 (Canada) (a)	404,100	7,848

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2022
	Number of Contracts	Value
Somerset Energy Partners Corp., Expiring 04/08/24 (Canada) (a) (c) (d) (e)	130,200	$1,977
Sucro Holdings LLC, Expiring 01/28/23 (Canada) (a) (c) (d) (e)	8,700	—
Sun Summit Minerals Corp., Expiring 11/29/21 (Canada) (a) (c) (d)	30,550	—
Swiftmerge Acquisition Corp., Expiring 12/15/26 (United States) (a) (c) (d) (e)	9,258	806
Synaptive Medical, Inc., Expiring 12/06/22 (United States) (a) (c) (d) (e)	37,142	443
The Valens Co., Inc., Expiring 01/29/24 (Canada) (a) (c) (d)	43,100	—
The Valens Co., Inc., Expiring 06/01/24 (Canada) (a) (c) (d)	37,950	—
The Very Good Food Co., Expiring 01/02/23 (Canada) (a) (c) (d)s	4,500	—
Trillion Energy International, Expiring 06/29/25 (Canada) (a) (c) (d)	805,000	—
Village Farms International, Inc., Expiring 09/10/25 (United States) (a) (c) (d)	75,000	9,675
Vizsla Silver Corp., Expiring 12/03/22 (Canada) (a)	12,121	942
Total Warrants (Cost $252,303)		105,361
	Principal Amount	Value
Convertible Bonds — 0.0%
Health Care Equipment & Supplies — 0.0%
Synaptive Medical, Inc., 10.000%, 10/31/24 (c) (d) (e) (Cost $120,000)	$120,000	120,000
US Treasury Bonds/Notes — 7.3%
US Treasury Note, 1.375%, 09/30/23	3,139,000	3,079,776
US Treasury Note, 0.125%, 10/15/23	3,122,000	3,011,632
US Treasury Note, 0.375%, 10/31/23	1,529,000	1,478,531
US Treasury Note, 0.250%, 11/15/23	3,779,000	3,643,930
US Treasury Note, 0.125%, 12/15/23	3,852,000	3,698,672
US Treasury Note, 0.250%, 03/15/24	10,418,000	9,954,887
US Treasury Note, 2.500%, 05/15/24	1,721,000	1,706,950
US Treasury Note, 0.250%, 06/15/24	3,482,000	3,304,772
US Treasury Note, 0.375%, 07/15/24	3,477,000	3,300,977
US Treasury Note, 0.375%, 09/15/24	7,694,000	7,268,425
US Treasury Note, 1.500%, 09/30/24	4,264,000	4,128,585
US Treasury Note, 1.375%, 01/31/25	6,257,000	6,006,720
US Treasury Note, 2.125%, 05/15/25 (f)	2,070,000	2,021,323
US Treasury Note, 0.250%, 05/31/25	5,640,000	5,210,170
US Treasury Note, 2.250%, 11/15/25	2,546,000	2,482,549
US Treasury Note, 0.375%, 11/30/25	2,722,900	2,489,858
US Treasury Note, 0.375%, 01/31/26	8,742,000	7,958,635
US Treasury Note, 0.500%, 02/28/26	3,167,000	2,890,135
US Treasury Note, 0.875%, 06/30/26	9,775,000	8,985,745
US Treasury Note, 1.125%, 10/31/26	2,487,000	2,295,715
US Treasury Note, 1.250%, 12/31/26	7,372,000	6,823,995
US Treasury Note, 1.500%, 01/31/27	1,988,000	1,858,858
Total US Treasury Bonds/Notes (Cost $98,018,782)		93,600,840
	Number of Shares	Value
Acquired Funds — 18.6%
Exchange-Traded Funds (ETFs) — 5.2%
Financial Select Sector SPDR Fund (f)	1,314,373	$41,337,031
Technology Select Sector SPDR Fund (f)	71,149	9,044,461
Vanguard Financials ETF (f)	213,451	16,476,282
		66,857,774
Private Investment Funds (i) — 13.4%
Bellus Ventures II LP (a) (c) (d) (e)	185,236	30,440,558
Canyon Value Realization Fund LP (a) (c) (d) (e)		9,513,999
Eversept Global Healthcare Fund LP (a) (c) (d) (e)		37,688,071
Farallon Capital Institutional Partners LP (a) (c) (d) (e)		1,025,452
Helikon Long Short Equity Fund ICAV (a) (c) (d) (e)	9,212	15,439,629
Honeycomb Partners LP (a) (c) (d) (e)		30,686,054
Neo Ivy Capital Fund LP (a) (c) (d) (e)		9,106,327
Northwest Feilong Fund, Ltd. (a) (c) (d) (e)	7,235	18,088,702
QVT Roviant LP (a) (c) (d) (e)	2,340	2,775,560
Voloridge Fund LP (a) (c) (d) (e)		18,414,856
		173,179,208
Total Acquired Funds (Cost $207,156,800)		240,036,982
Preferred Stocks — 0.2%
Draegerwerk AG & Co. KGAA, 0.38% (Germany)	6,908	360,390
Esports Technology, Inc., 14.00% (United States) (c) (d) (e)	563,000	563,000
Hyundai Motor Co., Ltd., 4.66% (South Korea)	6,675	447,548
Hyundai Motor Co., Ltd., 4.68% (South Korea)	25,675	1,733,642
Synaptive Medical, Inc., Class B, 0.00% (Canada) (c) (d) (e)	74,285	185,712
Total Preferred Stocks (Cost $3,262,287)		3,290,292
	Number of Contracts	Value
Purchased Option Contracts — 0.1%
Puts — 0.1%
Aak Ab, Notional Amount $3,102,000, Strike Price $165 Expiring 07/15/2022 (Sweden)	188	2,940
AstraZeneca plc, Notional Amount $13,923,012, Strike Price $1,170 Expiring 09/16/2022 (Sweden))	119	18,612
Axfood AB, Notional Amount $15,767,500, Strike Price $265 Expiring 08/19/2022 (Sweden)	595	20,648
Holmen AB, Notional Amount $19,260,000, Strike Price $450 Expiring 08/19/2022 (Sweden)	428	179,907
Husqvarna AB, Notional Amount $7,990,000, Strike Price $85 Expiring 09/16/2022 (Sweden)	940	94,186
NCC AB, Notional Amount $21,816,000, Strike Price $120 Expiring 09/16/2022 (Sweden)	1,818	288,791

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2022
	Number of Contracts	Value
Skanska AB, Notional Amount $14,957,056, Strike Price $167.7 Expiring 09/16/2022 (Sweden)	892	$138,708
Stora Enso Oyj, Notional Amount $19,193,000, Strike Price $170 Expiring 09/16/2022 (Sweden)	1,129	173,824
Svenska Cellulosa Ab Sca, Notional Amount $19,120,686, Strike Price $169.1 Expiring 09/16/2022 (Sweden)	1,131	212,164
Svenska Cellulosa Ab Sca, Notional Amount $17,691,562, Strike Price $149.2 Expiring 09/16/2022 (Sweden)	1,186	92,506
Total Puts (Cost $552,272)		1,222,286
Total Purchased Option Contracts (Cost $552,272)		1,222,286
	Number of Units	Value
Disputed Claims Receipt — 0.0%
AMR Corp. (Cost $0) (c) (d) (e)	260,322	—
	Principal Amount	Value
Short-Term Investments — 14.0%
Repurchase Agreement — 9.1%
Fixed Income Clearing Corp. issued on 06/30/22 (proceeds at maturity $118,128,467) (collateralized by US Treasury Floating Rate Note, due 06/30/24 with a total par value of $118,140,900 and a total market value of $118,011,654; US Treasury Notes, due 4/30/24 with a total par value of $2,481,300 and a total market value of $2,478,652), 0.240%, 07/01/22 (Cost $118,127,680)	$118,127,680	118,127,680
Unaffiliated Investment Company — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.560% (j) (k) (Cost $5,181,868)	5,181,868	5,181,868
US Treasury Bills — 4.5%
US Treasury Bills, 0.747%, 07/14/22 (j)	2,631,900	2,630,928
US Treasury Bills, 1.141%, 07/19/22 (j)	50,000,000	49,971,888
US Treasury Bills, 1.193%, 10/13/22 (j)	2,642,800	2,628,685
US Treasury Bills, 1.721%, 03/23/23 (j)	2,670,400	2,624,525
Total US Treasury Bills (Cost $57,874,529)		57,856,026
Total Short-Term Investments (Cost $181,184,077)		181,165,574
Total Investments — 104.5% (Cost $1,391,777,843)		1,350,030,790
Liabilities in Excess of Other Assets — (4.5)%		(57,979,077)
Net Assets — 100.0%		$1,292,051,713
	Number of Shares	Value
Securities Sold Short — (9.9)%
Common Stocks — (9.9)%
US Common Stocks — (6.6)%
Aerospace & Defense — (0.1)%
AAR Corp. (a)	(8,053)	$(336,937)
HEICO Corp.	(1,363)	(178,717)
Mercury Systems, Inc. (a)	(5,063)	(325,703)
		(841,357)
Air Freight & Logistics — (0.0)%
United Parcel Service, Inc., Class B	(952)	(173,778)
Airlines — (0.1)%
American Airlines Group, Inc. (a)	(14,563)	(184,659)
Southwest Airlines Co. (a)	(10,326)	(372,975)
United Airlines Holdings, Inc. (a)	(7,191)	(254,705)
		(812,339)
Auto Components — (0.0)%
Patrick Industries, Inc.	(1,311)	(67,962)
QuantumScape Corp. (a)	(28,854)	(247,856)
		(315,818)
Automobiles — (0.0)%
Tesla, Inc. (a)	(134)	(90,238)
Banks — (0.1)%
Comerica, Inc.	(292)	(21,427)
Commerce Bancshares, Inc.	(2,850)	(187,103)
First Citizens BancShares, Inc., Class A	(19)	(12,422)
First Financial Bankshares, Inc.	(13,396)	(526,061)
M&T Bank Corp.	(1,479)	(235,738)
Park National Corp.	(1,237)	(149,986)
Pinnacle Financial Partners, Inc.	(208)	(15,040)
SVB Financial Group (a)	(324)	(127,977)
		(1,275,754)
Beverages — (0.0)%
Boston Beer Co., Inc. (The), Class A (a)	(300)	(90,891)
MGP Ingredients, Inc.	(1,591)	(159,243)
		(250,134)
Biotechnology — (0.1)%
Exact Sciences Corp. (a)	(8,242)	(324,652)
Ionis Pharmaceuticals, Inc. (a)	(1,875)	(69,413)
Mirati Therapeutics, Inc. (a)	(5,853)	(392,912)
Natera, Inc. (a)	(1,011)	(35,830)
Ultragenyx Pharmaceutical, Inc. (a)	(1,914)	(114,189)
		(936,996)
Building Products — (0.0)%
Advanced Drainage Systems, Inc.	(380)	(34,227)
Trex Co., Inc. (a)	(2,461)	(133,927)
		(168,154)
Chemicals — (0.0)%
CF Industries Holdings, Inc.	(437)	(37,464)
Chemours Co. (The)	(6,475)	(207,330)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2022
	Number of Shares	Value
DuPont de Nemours, Inc.	(3,537)	$(196,586)
Mosaic Co. (The)	(1,717)	(81,094)
		(522,474)
Commercial Services & Supplies — (0.3)%
ACCO Brands Corp.	(81,125)	(529,746)
Aris Water Solution, Inc., Class A	(29,391)	(490,242)
Casella Waste Systems, Inc., Class A (a)	(4,512)	(327,932)
Cintas Corp.	(446)	(166,594)
Deluxe Corp.	(33,352)	(722,738)
HNI Corp.	(31,627)	(1,097,141)
KAR Auction Services, Inc. (a)	(2,912)	(43,010)
MillerKnoll, Inc.	(17,154)	(450,636)
		(3,828,039)
Communications Equipment — (0.2)%
Cisco Systems, Inc.	(5,583)	(238,059)
F5, Inc. (a)	(461)	(70,551)
Juniper Networks, Inc.	(40,602)	(1,157,157)
Motorola Solutions, Inc.	(2,533)	(530,917)
		(1,996,684)
Consumer Finance — (0.1)%
FirstCash Holdings, Inc.	(17,020)	(1,183,060)
World Acceptance Corp. (a)	(3,720)	(417,533)
		(1,600,593)
Containers & Packaging — (0.0)%
Crown Holdings, Inc.	(724)	(66,731)
Distributors — (0.1)%
Pool Corp.	(3,553)	(1,247,920)
Diversified Consumer Services — (0.1)%
Perdoceo Education Corp. (a)	(70,210)	(827,074)
Service Corp. International	(14,096)	(974,315)
		(1,801,389)
Diversified Telecommunication Services — (0.1)%
Cogent Communications Holdings, Inc.	(19,183)	(1,165,559)
Frontier Communications Parent, Inc. (a)	(10,441)	(245,781)
Lumen Technologies, Inc.	(44,853)	(489,346)
		(1,900,686)
Electric Utilities — (0.1)%
IDACORP, Inc.	(3,501)	(370,826)
PG&E Corp. (a)	(2,422)	(24,172)
Portland General Electric Co.	(6,138)	(296,649)
		(691,647)
Electrical Equipment — (0.0)%
Bloom Energy Corp., Class A (a)	(17,849)	(294,509)
ChargePoint Holdings, Inc. (a)	(3,455)	(47,299)
Plug Power, Inc. (a)	(16,774)	(277,945)
		(619,753)
Electronic Equipment, Instruments & Components — (0.3)%
Amphenol Corp., Class A	(9,699)	(624,422)
Badger Meter, Inc.	(13,703)	(1,108,435)
Corning, Inc.	(7,870)	(247,984)
	Number of Shares	Value
II-VI, Inc. (a)	(6,922)	$(352,676)
Knowles Corp. (a)	(42,767)	(741,152)
nLight, Inc. (a)	(39,081)	(399,408)
		(3,474,077)
Entertainment — (0.1)%
ROBLOX Corp., Class A (a)	(3,251)	(106,828)
Roku, Inc. (a)	(6,258)	(514,032)
Skillz, Inc. (a)	(109,855)	(136,220)
Take-Two Interactive Software, Inc. (a)	(226)	(27,692)
Warner Bros Discovery, Inc. (a)	(2,979)	(39,978)
World Wrestling Entertainment, Inc., Class A	(7,855)	(490,859)
		(1,315,609)
Equity Real Estate — (0.3)%
American Tower Corp.	(61)	(15,591)
Boston Properties, Inc.	(949)	(84,442)
Digital Realty Trust, Inc.	(386)	(50,114)
Iron Mountain, Inc.	(29,167)	(1,420,142)
Kimco Realty Corp.	(23,361)	(461,847)
Life Storage, Inc. (b)	(4,578)	(511,179)
Pebblebrook Hotel Trust	(5,364)	(88,881)
Rayonier, Inc.	(329)	(12,298)
Realty Income Corp.	(5,293)	(361,300)
SBA Communications Corp.	(616)	(197,151)
SL Green Realty Corp.	(1,158)	(53,442)
Ventas, Inc.	(832)	(42,790)
Welltower, Inc.	(10,655)	(877,439)
		(4,176,616)
Food & Staples Retailing — (0.2)%
BJ’s Wholesale Club Holdings, Inc. (a)	(14,988)	(934,053)
Grocery Outlet Holding Corp. (a)	(16,921)	(721,342)
Kroger Co. (The)	(8,416)	(398,329)
Weis Markets, Inc.	(6,282)	(468,260)
		(2,521,984)
Food Products — (0.4)%
Cal-Maine Foods, Inc.	(24,263)	(1,198,834)
Flowers Foods, Inc.	(44,137)	(1,161,686)
General Mills, Inc.	(2,199)	(165,915)
Hormel Foods Corp.	(31,646)	(1,498,755)
Kellogg Co.	(3,052)	(217,730)
McCormick & Co., Inc.	(6,489)	(540,209)
Tootsie Roll Industries, Inc.	(5,504)	(194,566)
		(4,977,695)
Health Care Equipment & Supplies — (0.1)%
Insulet Corp. (a)	(2,247)	(489,711)
ResMed, Inc.	(605)	(126,826)
STERIS plc	(2,759)	(568,768)
		(1,185,305)
Health Care Providers & Services — (0.1)%
HealthEquity, Inc. (a)	(8,079)	(495,969)
Oak Street Health, Inc. (a)	(3,659)	(60,154)
Owens & Minor, Inc.	(4,950)	(155,678)
Patterson Cos., Inc.	(11,685)	(354,056)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2022
	Number of Shares	Value
Progyny, Inc. (a)	(1,206)	$(35,034)
		(1,100,891)
Health Care Technology — (0.1)%
Teladoc Health, Inc. (a)	(31,099)	(1,032,798)
Hotels, Restaurants & Leisure — (0.4)%
Airbnb, Inc., Class A (a)	(422)	(37,592)
Caesars Entertainment, Inc. (a)	(5,278)	(202,147)
Carnival Corp. (a)	(115,371)	(997,960)
Choice Hotels International, Inc.	(675)	(75,350)
Darden Restaurants, Inc.	(8,297)	(938,557)
Domino’s Pizza, Inc.	(662)	(257,988)
DraftKings, Inc., Class A (a)	(26,869)	(313,561)
EBET, Inc. (a)	(9,100)	(21,840)
Hyatt Hotels Corp., Class A (a)	(2,862)	(211,530)
Las Vegas Sands Corp. (a)	(7,562)	(254,008)
Norwegian Cruise Line Holdings, Ltd. (a)	(22,038)	(245,063)
Papa John’s International, Inc.	(5,235)	(437,227)
Royal Caribbean Cruises, Ltd. (a)	(2,199)	(76,767)
SeaWorld Entertainment, Inc. (a)	(2,235)	(98,742)
Wendy’s Co. (The)	(3,534)	(66,722)
Wingstop, Inc.	(9,333)	(697,828)
		(4,932,882)
Household Durables — (0.1)%
Helen of Troy, Ltd. (a)	(2,123)	(344,796)
Leggett & Platt, Inc.	(2,196)	(75,938)
TopBuild Corp. (a)	(4,735)	(791,503)
		(1,212,237)
Household Products — (0.0)%
Church & Dwight Co., Inc.	(1,972)	(182,726)
Clorox Co. (The)	(2,976)	(419,556)
		(602,282)
Independent Power & Renewable Electricity Producers — (0.1)%
Ormat Technologies, Inc.	(9,318)	(730,065)
Insurance — (0.0)%
Aon plc, Class A	(94)	(25,350)
Progressive Corp. (The)	(619)	(71,971)
		(97,321)
Interactive Media & Services — (0.2)%
IAC/InterActiveCorp (a)	(5,909)	(448,907)
Match Group, Inc. (a)	(3,739)	(260,571)
Snap, Inc., Class A (a)	(55,097)	(723,424)
Twitter, Inc. (a)	(21,876)	(817,943)
ZoomInfo Technologies, Inc. (a)	(2,505)	(83,266)
		(2,334,111)
Internet & Direct Marketing Retail — (0.2)%
Chewy, Inc., Class A (a)	(661)	(22,950)
eBay, Inc.	(1,108)	(46,170)
Etsy, Inc. (a)	(10,046)	(735,468)
PetMed Express, Inc.	(48,334)	(961,847)
Wayfair, Inc., Class A (a)	(7,550)	(328,878)
		(2,095,313)

	Number of Shares	Value
IT Services — (0.4)%
Affirm Holdings, Inc. (a)	(15,396)	$(278,052)
Akamai Technologies, Inc. (a)	(10,568)	(965,175)
Cloudflare, Inc., Class A (a)	(10,617)	(464,494)
ExlService Holdings, Inc. (a)	(1,917)	(282,432)
Fastly, Inc., Class A (a)	(11,938)	(138,600)
Kyndryl Holdings, Inc. (a)	(3,865)	(37,800)
Okta, Inc. (a)	(951)	(85,970)
Paychex, Inc.	(2,533)	(288,433)
Perficient, Inc. (a)	(4,344)	(398,301)
Sabre Corp. (a)	(28,630)	(166,913)
Shift4 Payments, Inc., Class A (a)	(7,619)	(251,884)
Snowflake, Inc., Class A (a)	(3,068)	(426,636)
Switch, Inc., Class A	(5,233)	(175,306)
TTEC Holdings, Inc.	(10,216)	(693,564)
Twilio, Inc., Class A (a)	(588)	(49,280)
		(4,702,840)
Leisure Products — (0.2)%
Brunswick Corp.	(1,063)	(69,499)
Callaway Golf Co. (a)	(4,003)	(81,661)
Hasbro, Inc.	(1,572)	(128,715)
Peloton Interactive, Inc., Class A (a)	(175,403)	(1,610,200)
Polaris, Inc.	(442)	(43,882)
YETI Holdings, Inc. (a) (b)	(4,534)	(196,186)
		(2,130,143)
Life Sciences Tools & Services — (0.1)%
10X Genomics, Inc., Class A (a)	(5,136)	(232,404)
Azenta, Inc.	(2,655)	(191,426)
PerkinElmer, Inc.	(1,661)	(236,227)
Sotera Health Co. (a)	(1,290)	(25,271)
		(685,328)
Machinery — (0.1)%
Kadant, Inc.	(3,416)	(622,907)
Proto Labs, Inc. (a)	(2,258)	(108,023)
Snap-on, Inc.	(2,390)	(470,902)
		(1,201,832)
Media — (0.1)%
Cable One, Inc.	(927)	(1,195,200)
Paramount Global, Class B	(4,540)	(112,047)
		(1,307,247)
Metals & Mining — (0.1)%
MP Materials Corp. (a)	(11,339)	(363,755)
Nucor Corp.	(686)	(71,625)
Steel Dynamics, Inc.	(5,531)	(365,876)
United States Steel Corp.	(20,613)	(369,179)
		(1,170,435)
Multi-Utilities — (0.0)%
Black Hills Corp.	(5,499)	(400,162)
Multiline Retail — (0.2)%
Dillard’s, Inc., Class A	(1,719)	(379,160)
Franchise Group, Inc.	(26,018)	(912,450)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2022
	Number of Shares	Value
Ollie’s Bargain Outlet Holdings, Inc. (a)	(9,906)	$(581,978)
Target Corp.	(859)	(121,317)
		(1,994,905)
Oil, Gas & Consumable Fuels — (0.0)%
CNX Resources Corp. (a)	(16,278)	(267,936)
EQT Corp.	(860)	(29,584)
PBF Energy, Inc., Class A (a)	(3,545)	(102,876)
Williams Companies, Inc. (The)	(356)	(11,111)
		(411,507)
Personal Products — (0.1)%
Herbalife Nutrition Ltd. (a)	(32,870)	(672,192)
Pharmaceuticals — (0.0)%
Pfizer, Inc.	(3,975)	(208,409)
Royalty Pharma plc, Class A	(349)	(14,672)
		(223,081)
Professional Services — (0.1)%
CBIZ, Inc. (a)	(9,574)	(382,577)
Dun & Bradstreet Holdings, Inc. (a)	(8,973)	(134,864)
FTI Consulting, Inc. (a)	(1,067)	(192,967)
Kforce, Inc.	(17,992)	(1,103,630)
Robert Half International, Inc.	(878)	(65,753)
		(1,879,791)
Real Estate Management & Development — (0.0)%
Opendoor Technologies, Inc. (a)	(36,701)	(172,862)
Redfin Corp. (a)	(52,178)	(429,946)
		(602,808)
Road & Rail — (0.0)%
Avis Budget Group, Inc. (a)	(1,867)	(274,598)
CSX Corp.	(3,000)	(87,180)
Hertz Global Holdings, Inc. (a)	(9,080)	(143,827)
Uber Technologies, Inc. (a)	(2,719)	(55,631)
		(561,236)
Semiconductors & Semiconductor Equipment — (0.2)%
Amkor Technology, Inc.	(1,754)	(29,730)
Analog Devices, Inc.	(340)	(49,671)
Enphase Energy, Inc. (a)	(966)	(188,602)
Entegris, Inc.	(1,750)	(161,228)
First Solar, Inc. (a)	(3,180)	(216,653)
Kulicke & Soffa Industries, Inc. (Singapore)	(23,104)	(989,082)
SolarEdge Technologies, Inc. (Israel) (a)	(1,683)	(460,603)
SunPower Corp. (a)	(11,310)	(178,811)
Texas Instruments, Inc.	(1,217)	(186,992)
Wolfspeed, Inc. (a)	(4,162)	(264,079)
		(2,725,451)
Software — (0.6)%
Alteryx, Inc., Class A (a)	(2,445)	(118,387)
AppLovin Corp., Class A (a)	(2,561)	(88,201)
Autodesk, Inc. (a)	(488)	(83,916)
Bentley Systems, Inc., Class B	(4,594)	(152,980)
Bill.com Holdings, Inc. (a)	(3,819)	(419,861)
	Number of Shares	Value
Black Knight, Inc. (a)	(1,017)	$(66,502)
C3.ai, Inc.Class A (a)	(10,598)	(193,519)
Ceridian HCM Holding, Inc. (a)	(23,498)	(1,106,288)
DocuSign, Inc. (a)	(1,274)	(73,102)
Duck Creek Technologies, Inc. (a)	(2,484)	(36,887)
Dynatrace, Inc. (a)	(1,281)	(50,523)
Envestnet, Inc. (a)	(2,126)	(112,189)
Five9, Inc. (a)	(4,839)	(441,026)
Gitlab, Inc., Class A (a)	(7,756)	(412,154)
Jamf Holding Corp. (a)	(14,283)	(353,790)
nCino, Inc. (a)	(15,342)	(474,375)
New Relic, Inc. (a)	(4,273)	(213,864)
Palantir Technologies, Inc., Class A (a)	(28,413)	(257,706)
Palo Alto Networks, Inc. (a)	(664)	(327,976)
PTC, Inc. (a)	(704)	(74,863)
RingCentral, Inc., Class A (a)	(7,323)	(382,700)
SentinelOne, Inc., Class A (a)	(28,252)	(659,119)
Teradata Corp. (a)	(25,632)	(948,640)
UiPath, Inc., Class A (a)	(4,634)	(84,292)
Unity Software, Inc. (a)	(8,043)	(296,143)
Workday, Inc., Class A (a)	(606)	(84,585)
Zendesk, Inc. (a)	(2,156)	(159,695)
Zoom Video Communications, Inc., Class A (a)	(208)	(22,458)
Zscaler, Inc. (a)	(1,045)	(156,238)
		(7,851,979)
Specialty Retail — (0.3)%
Academy Sports & Outdoors, Inc.	(17,049)	(605,921)
AutoNation, Inc. (a)	(434)	(48,504)
Burlington Stores, Inc. (a)	(817)	(111,300)
CarMax, Inc. (a)	(3,352)	(303,289)
Carvana Co. (a)	(19,825)	(447,649)
Dick’s Sporting Goods, Inc.	(672)	(50,649)
Five Below, Inc. (a)	(489)	(55,467)
Floor & Decor Holdings, Inc., Class A (a)	(2,615)	(164,640)
Haverty Furniture Companies, Inc.	(4,255)	(98,631)
Leslie’s, Inc. (a)	(83,943)	(1,274,254)
Monro, Inc.	(1,327)	(56,902)
Murphy USA, Inc.	(407)	(94,778)
Penske Automotive Group, Inc.	(542)	(56,742)
Petco Health & Wellness Co., Inc. (a)	(10,825)	(159,561)
Sonic Automotive, Inc., Class A	(1,433)	(52,491)
TJX Cos, Inc. (The)	(1,344)	(75,062)
Williams-Sonoma, Inc.	(4,553)	(505,155)
		(4,160,995)
Technology Hardware, Storage & Peripherals — (0.0)%
HP, Inc.	(4,301)	(140,988)
Textiles, Apparel & Luxury Goods — (0.1)%
Hanesbrands, Inc.	(22,843)	(235,054)
Oxford Industries, Inc.	(5,490)	(487,183)
VF Corp.	(2,300)	(101,591)
		(823,828)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2022
	Number of Shares	Value
Trading Companies & Distributors — (0.0)%
Rush Enterprises, Inc., Class A	(2,613)	$(125,947)
Total US Common Stocks (Proceeds $97,377,447)		(84,702,365)
Foreign Common Stocks — (3.3)%
Argentina — (0.0)%
MercadoLibre, Inc. (a)	(235)	(149,664)
Canada — (0.4)%
Ascot Resources, Ltd. (a)	(126,700)	(49,215)
Enthusiast Gaming Holdings, Inc. (a)	(24,000)	(47,545)
EQB, Inc.	(8,200)	(338,588)
Fiera Capital Corp.	(19,700)	(142,332)
Fortis, Inc.	(12,900)	(609,824)
Hudbay Minerals, Inc.	(57,600)	(234,929)
Hydro One, Ltd. (g)	(21,400)	(575,399)
IAMGOLD Corp. (a)	(109,600)	(176,252)
Loblaw Companies, Ltd.	(3,500)	(315,658)
Lululemon Athletica, Inc. (a)	(3,897)	(1,062,361)
Lundin Mining Corp.	(38,100)	(241,529)
Methanex Corp.	(3,400)	(129,877)
Metro, Inc.	(5,300)	(284,476)
Nutrien, Ltd.	(2,000)	(159,276)
Real Matters, Inc. (a)	(73,300)	(289,282)
Shopify, Inc., Class A (a)	(6,487)	(202,654)
Softchoice Corp.	(1,244)	(21,755)
Whitecap Resources, Inc.	(30,800)	(213,915)
		(5,094,867)
China — (0.0)%
JD.com, Inc. — ADR	(2,519)	(161,770)
Denmark — (0.4)%
Ambu A/S, Class B	(15,692)	(153,361)
FLSmidth & Co. A/S	(37,181)	(917,571)
ISS A/S (a)	(70,950)	(1,127,204)
Netcompany Group A/S (a) (g)	(22,607)	(1,237,146)
Novozymes A/S, Shares — B	(21,211)	(1,277,273)
SimCorp A/S	(14,826)	(1,077,605)
		(5,790,160)
Finland — (0.3)%
Citycon Oyj (a)	(23,606)	(160,344)
Orion Oyj, Class B	(13,752)	(614,249)
Stora Enso Oyj, Shares — R	(95,633)	(1,501,549)
TietoEVRY Oyj	(65,063)	(1,607,520)
		(3,883,662)
India — (0.0)%
Infosys, Ltd. — SPADR	(9,115)	(168,719)
Ireland — (0.0)%
Aptiv plc (a)	(251)	(22,357)
Jazz Pharmaceuticals plc (a)	(2,729)	(425,751)
		(448,108)

	Number of Shares	Value
Israel — (0.0)%
Check Point Software Technologies, Ltd. (a)	(1,442)	$(175,607)
Jersey — (0.0)%
Novocure, Ltd. (a)	(7,768)	(539,876)
Norway — (0.4)%
Mowi ASA	(133,713)	(3,050,621)
Orkla ASA	(224,711)	(1,798,660)
		(4,849,281)
Sweden — (1.7)%
AAK AB	(127,576)	(2,082,407)
Axfood AB	(9,099)	(261,751)
BHG Group AB (a)	(36,207)	(116,060)
Bilia AB, Class A	(9,634)	(138,804)
Boozt AB (a) (g)	(30,330)	(202,128)
Clas Ohlson AB, Shares — B	(24,818)	(256,612)
Embracer Group AB (a)	(110,075)	(840,227)
Evolution AB (g)	(6,546)	(596,007)
Fastighets AB Balder, Shares — B (a)	(99,101)	(475,214)
Hexatronic Group AB (a)	(30,904)	(230,559)
Holmen AB, Shares B	(15,257)	(619,393)
Husqvarna AB Shares — B	(86,180)	(634,200)
Industrivarden AB Shares — A	(34,588)	(779,166)
Instalco AB	(100,489)	(415,865)
Investment AB Latour, Shares — B	(81,592)	(1,615,370)
Kinnevik AB, Class B (a)	(17,807)	(287,227)
L E Lundbergforetagen AB, Shares — B	(6,399)	(260,398)
Loomis AB	(62,697)	(1,532,768)
Samhallsbyggnadsbolaget i Norden AB	(230,532)	(384,322)
Sandvik AB	(59,118)	(959,732)
Sectra AB, Class B (a)	(101,450)	(1,364,804)
Skanska AB, Shares — B	(23,204)	(356,055)
Surgical Science Sweden AB (a)	(33,355)	(503,147)
Svenska Cellulosa AB SCA, Series B	(100,792)	(1,506,943)
Svenska Handelsbanken AB, Shares — A	(191,475)	(1,637,744)
Tele2 AB, Class B	(85,591)	(975,215)
Telia Co. AB	(616,524)	(2,362,139)
		(21,394,257)
United Kingdom — (0.0)%
Clarivate plc (a)	(26,582)	(368,426)
Farfetch, Ltd., Class A (a)	(31,962)	(228,848)
		(597,274)
Total Foreign Common Stocks (Proceeds $53,642,261)		(43,253,245)
Total Common Stocks (Proceeds $151,019,708)		(127,955,610)
Total Securities Sold Short — (9.9)% (Proceeds $151,019,708)		$(127,955,610)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2022
Financial Futures Contracts
Number of Contracts	Expiration Date	Type	Initial Notional Value/ (Proceeds)	Notional Value at June 30, 2022	Unrealized Appreciation/ (Depreciation)
		Long Financial Futures Contracts
		Interest Rate-Related
36	09/30/2022	3-Year US Treasury Note	$7,785,812	$7,773,750	$(12,062)
		Equity-Related
1,565	09/16/2022	Euro Stoxx 50	56,894,818	56,433,837	(750,624)
65	09/16/2022	Russell E-mini 1000 Index	4,710,909	4,633,525	(77,383)
410	09/16/2022	Russell E-mini 2000 Index	35,706,858	35,014,000	(692,858)
316	09/16/2022	S&P 500 E-Mini Index	60,065,117	59,874,100	(191,017)
450	09/15/2022	SPI 200 Index	51,896,705	50,171,700	(1,521,328)
					(3,233,210)
		Short Financial Futures Contracts
		Foreign Currency-Related
(467)	09/19/2022	Australian Dollar Currency Futures	(33,556,815)	(32,274,370)	1,282,445
		Equity-Related
(246)	09/16/2022	MSCI EAFE	(22,861,780)	(22,836,180)	25,600
(1,446)	09/16/2022	MSCI Emerging Markets	(72,497,791)	(72,495,210)	2,581
(588)	09/16/2022	MSCI Japan Index	(38,110,777)	(37,273,320)	837,457
					865,638
					$(1,097,189)
Forward Currency Contracts
Contract Settlement Date	Counterparty	Contract Amount				Unrealized Appreciation/ (Depreciation)
		Receive		Deliver
07/01/2022	Morgan Stanley Capital Services, Inc,	USD	2,812,773	DKK	19,460,000	$70,982
07/01/2022	Morgan Stanley Capital Services, Inc,	USD	356,733	EUR	340,000	430
07/01/2022	Morgan Stanley Capital Services, Inc,	USD	13,842,735	SEK	135,100,000	636,156
07/18/2022	Morgan Stanley Capital Services, Inc,	USD	11,664,546	CAD	15,000,000	10,970
08/04/2022	Barclays Bank plc	USD	4,302,294	CNH	28,552,400	37,654
10/12/2022	Barclays Bank plc	USD	13,872,905	CNH	92,020,909	132,150
10/28/2022	Barclays Bank plc	USD	6,251,971	CNH	41,011,950	126,805
11/25/2022	Barclays Bank plc	USD	17,436,911	CNH	114,324,796	356,673
01/18/2023	Barclays Bank plc	USD	8,128,716	CNH	52,757,400	241,806
02/08/2023	Goldman Sachs International	USD	6,000,000	CNH	38,938,200	177,761
						$1,791,387
Over-The-Counter Swap contracts
Expiration Date	Counterparty	Floating Rate	Reference Entity	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
Long Total Return Swap Contracts
06/23/2023	Goldman Sachs International	0.300	Bloomberg Ex-Energy Subindex Index	USD	Quarterly	$53,770,000	$—	$(4,587,754)
Short Total Return Swap Contracts
08/11/2022	Goldman Sachs International	SOFR plus 0.13% (l)	Hang Seng China Enterprises Index Net Total Return Index	USD	Quarterly	(10,781,345)	—	(846,248)
Swap Contracts
Expiration Date	Counterparty	Pay	Receive	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Depreciation	Net Value of Reference Entity
Long Total Return Basket Swap Contracts
08/31/2022	Goldman Sachs International	—	GS US FCI Macro Basket	USD	At maturity	$22,800,000	$1,689,936	$24,489,936

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2022
	Number of Contracts	Value
Written Option Contracts — (0.0)%
Calls — (0.0)%
Organigram Holdings, Inc., Notional Amount $(135,000), Strike Price $3 Expiring 09/16/2022 (Canada)	(450)	$(1,748)
Total Written Options (Premiums received $3,349)		$(1,748)
The following table represents the individual positions in the GS US FCI Macro Basket as of June 30, 2022:
Reference Entity	Units	Net Notional Value on June 30, 2022 (m)	Percent of Net Assets (n)
Long Total Return Swap Contracts
British Pound September 22 Future	160	$4,640	0.01%
Canadian Dollar September 22 Future	140	4,060	0.01%
CDX.NA.IG 5Y Short MidExcess Return 5-Day Rollover Index	1,968,787	57,093,636	99.87%
E-mini S&P 500 September 2022 Future	180	5,220	0.01%
Euro FX September 22 Future	480	13,920	0.02%
JapeneseYen September 22 Future	144	4,176	0.01%
Swedish Krona September 22 Future	22	638	0.00%
Swiss Franc September 22 Future	32	928	0.00%
Three-Month 10-year T-Note September 2033 Future	1,100	31,899	0.06%
Three-Month SOFR September 22 Future	352	10,208	0.02%
		$57,169,324
ADR	American Depositary Receipt
CAD	Canadian Dollar
CNH	Yuan Renminbi Offshore
DKK	Danish Krone
EAFE	Europe, Australasia, and Far East
ETF	Exchange-Traded Fund
EUR	Euro
GDR	Global Depositary Receipt
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SCA	Sociedad en Comandita por Acciónes
SEK	Swedish Krona
SOFR	Secured Overnight Financing Rate
SPADR	Sponsored ADR
TSX	Toronto Stock Exchange
USD	US Dollar

*
Approximately 42% of the fund’s total investments are maintained to cover “senior securities transactions” which may include, but are not limited to forwards, TBAs, options, futures, swaps, and securities sold short. These securities are marked-to-market daily and reviewed against the value of the fund’s “senior securities” holdings to maintain proper coverage for the transactions.

(a)
Non income-producing security.

(b)
Security or a portion thereof is pledged as collateral for securities sold short.

(c)
Security is valued in good faith under procedures established by the board of trustees. The aggregate amount of securities fair valued amounts to $216,103,144, which represents 16.7% of the fund’s net assets.

(d)
Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)
Restricted Securities. The following restricted securities were held by the fund as of June 30, 2022, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid, with the exception of Neo Ivy Capital Fund, LP and Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of trustees. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2022
Investments	Investment Strategy	Date of Acquisition	Cost	Value
US Common Stocks
Artemis Strategic Inv Corp.		09/30/21	$46	$60,435
Swiftmerge Acquisition Corp.		12/15/21	21	52,489
				112,924
Foreign Common Stocks
Ascot Resources, Ltd.		03/14/22	100,787	48,921
Osisko Green Acquisition Ltd.		10/19/21	88,871	90,802
Somerset Energy Partners Corp.		04/08/22	31,072	30,345
Sucro Holdings LLC		04/25/22	104,259	103,073
				273,141
Warrants
Esports Technology, Inc.		11/18/21	—	—
Osisko Green Acquisition Corp.		10/19/21	15,625	10,218
Somerset Energy Partners Corp.		04/08/22	—	1,977
Sucro Holdings LLC		04/25/22	—	—
Swiftmerge Acquisition Corp.		12/15/21	9,258	806
Synaptive Medical, Inc.		12/16/19	—	443
				13,444
Convertible Bonds
Synaptive Medical, Inc.		11/29/21	120,000	120,000
Private Investment Funds
Bellus Ventures II, LP	California Carbon Allowances	08/01/21 – 10/01/21	27,900,000	30,440,558
Canyon Value Realization Fund, LP	Multi-Strategy	04/03/06	9,307,414	9,513,999
Eversept Global Healthcare Fund, LP	Long-Short Global Healthcare	02/01/19	26,250,000	37,688,071
Farallon Capital Institutional Partners, LP	Multi-Strategy	01/01/13	876,100	1,025,452
Helikon Long Short Equity Fund ICAV	Long-Short European	12/01/20 – 01/01/21	15,000,000	15,439,629
Honeycomb Partners, LP	Long-Short Global	08/01/16 – 07/01/17	19,726,936	30,686,054
Neo Ivy Capital Fund, LP	Relative Value	05/01/19	10,500,000	9,106,327
Northwest Feilong Fund, Ltd.	China Credit	05/01/20	15,000,000	18,088,702
QVT Roiv Hldgs Onshore, Ltd.	Multi-Strategy	01/05/16	2,469,102	2,775,560
Voloridge Fund, LP	Directional	04/01/20	15,000,000	18,414,856
				173,179,208
Preferred Stocks
Esports Technology, Inc.		11/18/21	563,000	563,000
Synaptive Medical, Inc.		02/03/20	129,999	185,713
				748,713
Disputed Claims Receipt
AMR Corp.		12/09/13	—	—
Total (13.5% of Net Assets)				$174,447,430

(f)
Security or a portion thereof was held on loan. As of June 30, 2022, the aggregate market value of securities on loan was $46,746,707; the total market value of collateral held by the Fund was $49,198,289. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $44,016,421.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are generally determined to be liquid in accordance with procedures approved by the board of trustees. At June 30, 2022 the aggregate value of these securities was $17,896,096, which represents 1.39% of net assets.

(h)
Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.

(i)
Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2022. These positions are therefore grouped into their own industry classification. For any private investment funds structured as a limited partnership, no share value is included as these investments are not unitized.

(j)
Current yield as of June 30, 2022.

(k)
Represents a security purchased with cash collateral received for securities on loan.

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)*	June 30, 2022
(l)
The fund pays the floating rate.

(m)
The Net Notional Value amount represents the net notional value of the individual underlying indexes and futures contracts underlying the MAF investment.

(n)
The percentage of net assets represents the net notional value of the individual underlying indexes and futures contracts as a percent of the net value of the reference entity of the swap.

Multi-Asset
TIFF Multi-Asset Fund
Statement of Assets and Liabilities (Unaudited)
June 30, 2022
Assets
Investments in securities, at value (cost: $1,273,650,163) including securities on loan of $46,746,707	$1,231,903,110
Repurchase agreements (cost: $118,127,680)	118,127,680
Total investments (cost: $1,391,777,843)	1,350,030,790
Cash	918,730
Cash denominated in foreign currencies (cost: $15,918,049)	15,692,077
Total Cash	16,610,807
Deposits with brokers for future contracts	19,513,327
Deposits with brokers for securities sold short	11,434,147
Unrealized appreciation on forward currency contracts	1,791,387
Unrealized appreciation on swap contracts	1,689,936
Deposits with broker for forward currency contracts	1,720,000
Due from broker for futures variation margin	1,655,946
Deposits with broker for options contracts	796,502
Receivables:
Investment securities sold	47,977,229
Dividends and tax reclaims	1,330,294
Interest	134,702
Prepaid expenses	26,298
Total Assets	1,454,711,365
Liabilities
Cash collateral received for securities on loan	5,181,868
Securities sold short, at value (proceeds: $151,019,708)	127,955,610
Unrealized depreciation on swap contracts	5,434,002
Due to broker for futures variation margin	3,315,778
Foreign currencies sold short, at value (proceeds $537)	526
Written options, at value (premium received $3,349)	1,748
Payables:
Investment securities purchased	18,396,006
Fund administration and custody fees	1,179,459
Money manager fees	389,609
Investment advisory and administrative fees	311,575
Capital stock redeemed	183,127
Dividends and interest on securities sold short	72,839
Distributions	49,963
Chief Compliance Officer’s costs and Trustee’s fees	9,341
Accrued expenses and other liabilities	178,201
Total Liabilities	162,659,652
Net Assets	$1,292,051,713
Shares Outstanding (unlimited authorized shares, par value $0.001)	96,197,475
Net Asset Value Per Share	$13.43
Net Assets Consist of:
Capital stock	$1,335,224,617
Total distributable earnings (loss)	(43,172,904)
Net Assets	$1,292,051,713
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund
Statement of Operations (Unaudited)
Six Months Ended June 30, 2022
Investment Income
Dividends (net of foreign withholding taxes of $604,314)	$8,480,492
Interest	465,052
Securities lending	23,960
Total Investment Income	8,969,504
Expenses
Money manager fees	2,466,524
Investment advisory fees	1,725,452
Fund administration and custody fees	800,956
Professional fees	238,155
Administrative fees	141,415
Chief Compliance Officer’s costs and Trustee’s fees	120,997
Miscellaneous fees and other	152,568
Total Operating Expenses	5,646,067
Dividends and interest on securities sold short	1,403,680
Broker fees on securities sold short	584,502
Total Expenses	7,634,249
Net Investment Income	1,335,255
Net Realized Gain (Loss) on:
Investments	47,724,984
Securities sold short	18,815,434
Swap contracts	8,924,740
Financial futures contracts	(11,659,764)
Forward currency contracts	1,309,091
Foreign currency-related transactions	(624,130)
Written options	227,369
Net Realized Gain from Investments, Derivatives, and Foreign Currencies	64,717,724
Net Change in Unrealized Appreciation (Depreciation) from:
Investments	(347,653,983)
Securities sold short	20,400,925
Swap contracts	(3,538,665)
Financial futures contracts	(6,870,229)
Forward currency contracts	2,542,154
Foreign currency-related transactions	(448,828)
Written options	(18,181)
Net Change in Unrealized Depreciation on Investments, Derivatives, and Foreign Currencies	(335,586,807)
Net Realized and Unrealized Loss on Investments, Derivatives, and Foreign Currencies	(270,869,083)
Net Decrease in Net Assets Resulting from Operations	$(269,533,828)
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets From Operations
Net investment income	$1,335,255	$795,188
Net realized gain from investments, derivatives, and foreign currencies	64,717,724	175,299,883
Net change in unrealized appreciation (depreciation) on investments, derivatives, and foreign currencies	(335,586,807)	14,832,764
Net Increase (Decrease) in Net Assets Resulting from Operations	(269,533,828)	190,927,835
Distributions
Distributions to shareholders	(1,537,605)	(226,420,791)
Decrease in Net Assets Resulting from Distributions	(1,537,605)	(226,420,791)
Capital Share Transactions
Proceeds from shares sold	38,038,032	84,464,379
Proceeds from distributions reinvested	1,487,644	212,643,327
Entry/exit fees	—	344,453
Cost of shares redeemed	(58,511,675)	(243,022,416)
Net Increase (Decrease) From Capital Share Transactions	(18,985,999)	54,429,743
Total Increase (Decrease) in Net Assets	(290,057,432)	18,936,787
Net Assets
Beginning of period	1,582,109,145	1,563,172,358
End of period	$1,292,051,713	$1,582,109,145
Capital Share Transactions (in shares)
Shares sold	2,574,330	4,668,957
Shares reinvested	110,770	13,312,826
Shares redeemed	(4,036,857)	(13,961,879)
Net Increase (Decrease)	(1,351,757)	4,019,904
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund
Statement of Cash Flows
Period Ended June 30, 2022
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations	$(269,533,828)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(840,413,909)
Investments sold	731,036,124
Purchases to cover securities sold short	(167,239,914)
Securities sold short	237,314,813
(Purchase)/Sale of short term investments, net	61,099,212
Amortization (accretion) of discount and premium, net	(178,585)
Net change in unrealized (appreciation) depreciation on forward currency contracts	(2,542,154)
Net change in unrealized (appreciation) depreciation on swap contracts	3,538,665
(Increase)/decrease in deposit with broker for securities sold short	1,711,769
(Increase)/decrease in deposits with broker for forward currency contracts	660,000
(Increase)/decrease in deposits with broker for options contracts	2,669,092
(Increase)/decrease in deposit with brokers for future contracts	1,520,943
(Increase)/decrease in due from broker for futures variation margin	(1,082,431)
(Increase)/decrease in interest receivable	64,965
Increase/(decrease) in due to broker for futures variation margin	2,917,162
(Increase)/decrease in receivable for dividends and tax reclaims	(290,141)
(Increase)/decrease in prepaid expenses	74,959
(Increase)/decrease in securities lending income receivable	5,085
Increase/(decrease) in payable for foreign currencies sold short	526
Increase/(decrease) in payable for money manager fees	(103,773)
Increase/(decrease) in payable for dividends and interest for securities sold short	26,769
Increase/(decrease) in payable for fund administration and custody fees	392,818
Increase/(decrease) in payable for Chief Compliance Officer’s costs and Trustee’s fees	(659)
Increase/(decrease) in other accrued expenses and other liabilities	(64,919)
Increase/(decrease) in payable for investment advisory and administrative fees	(75,126)
Increase/(decrease) in premiums received on written options, net	(141,070)
Net realized (gain) loss from investments	(47,724,984)
Net realized (gain) loss from securities sold short	(18,815,434)
Net realized (gain) loss from foreign currency-related transactions	624,130
Net change in unrealized (appreciation) depreciation on investments	347,653,983
Net change in unrealized (appreciation) depreciation on securities sold short	(20,400,925)
Net change in unrealized (appreciation) depreciation on foreign currency-related transactions	448,828
Net change in unrealized (appreciation) depreciation on written options	18,181
Net cash provided by (used in) operating activities	23,170,172
Cash flows provided by (used in) financing activities
Proceeds from shares sold	38,038,032
Payment for shares redeemed	(58,328,548)
Net cash provided by (used in) financing activities	(20,290,516)
Effect of exchange rate changes on cash	(1,072,958)
Net increase (decrease) in cash	1,806,698
Cash at beginning of period	14,804,107
Cash at end of period	$16,610,805
Non cash financing activities not included herein consist of reinvestment of distributions of:	$1,487,644
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2022
1.   Organization
TIFF Investment Program (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its members. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of June 30, 2022, TIP consisted of one mutual fund, TIFF Multi-Asset Fund (“MAF” or the “fund”) which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The financial statements and notes presented here relate only to MAF.
Investment Objective
The fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.
2.   Summary of Significant Accounting Policies
The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.
The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.
Valuation of Investments
Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)
The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of trustees (the “board”).
Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The fund employs an international fair value pricing model using other observable market-based inputs to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TIP Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2022
Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.
Over-the-counter (“OTC”) stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.
Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.
Exchange-traded option contracts are valued at the last quoted sales price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open written option contracts). Future contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures contracts). OTC open options contracts are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the actively quoted markets. Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC contracts are typically categorized as Level 2 in the fair value hierarchy.
Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.
Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.
MAF invests in both total return equity index and total return basket swaps with Goldman Sachs International as the counterparty. The total return equity index swaps are valued at the last traded price of the reference entity net of interest and are typically categorized as Level 2 in the fair value hierarchy. The total return basket swaps are valued at the net value of the reference entity provided by the broker and are typically categorized as Level 2 in the fair value hierarchy.
MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at “fair value.” MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF’s interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.
Investment Transactions and Investment Income
Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The fund recognizes paydown gains and losses for such securities and reflects them in investment income. Inflation (deflation) adjustments on inflation-protected securities are included in interest income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the fund, using reasonable diligence, becomes aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The fund uses the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2022
Income Taxes
There is no provision for federal income or excise tax since the fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income. The fund may be subject to foreign taxes on income, gains on investments, or currency repatriation. The fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned and gains are recognized.
The fund evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the fund’s tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2018 − December 31, 2021), and has concluded that no provision for federal income tax is required in the fund’s financial statements.
Expenses
Expenses directly attributable to MAF are charged to the fund’s operations; expenses that are applicable to all TIP funds were allocated based on the relative average daily net assets of each TIP fund.
Dividends to Members
It is the fund’s policy to declare dividends from net investment income quarterly and distributions from capital gains at least annually.
Dividends from net short-term capital gains and net long-term capital gains of the fund, if any, are normally declared and paid in December, but the fund may make distributions on a more frequent basis in accordance with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.
Foreign Currency Translation
The books and records of the fund are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:
(i)
the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated into US dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date;

(ii)
purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net realized and unrealized foreign currency gain or loss is included in the Statement of Operations.
The fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign-currency denominated debt obligations pursuant to US federal income tax regulations; such an amount is categorized as foreign currency gain or loss for income tax reporting purposes.
Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.
Net Asset Value
The net asset value per share is calculated on a daily basis by dividing the assets of the fund, less its liabilities, by the number of outstanding shares of the fund.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2022
3.   Investment Valuation and Fair Value Measurements
The following is a summary of the inputs used as of June 30, 2022, in valuing the fund’s assets and liabilities carried at fair value:
TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$503,850,910	$320,373,061	$728,375	$824,952,346
Participation Notes	—	5,276,337	—	5,276,337
Rights	—	260,772	—	260,772
Warrants	68,738	—	36,623	105,361
Convertible Bonds	—	—	120,000	120,000
US Treasury Bonds/Notes	—	93,600,840	—	93,600,840
Exchange-Traded Funds and Mutual Funds	66,857,774	—	—	66,857,774
Private Investment Funds	—	—	173,179,208	173,179,208
Preferred Stocks*	—	2,541,580	748,712	3,290,292
Purchased Options	1,222,286	—	—	1,222,286
Disputed Claims Receipt+	—	—	—	—
Short-Term Investments	—	175,983,706	—	175,983,706
Unaffiliated Investment Company	5,181,868	—	—	5,181,868
Total Investments in Securities	577,181,576	598,036,296	174,812,918	1,350,030,790
Financial Futures Contracts – Equity Risk	865,638	—	—	865,638
Financial Futures Contracts – Foreign Currency Risk	1,282,445	—	—	1,282,445
Forward Currency Contracts – Foreign Currency Risk	—	1,791,387	—	1,791,387
Total Return Basket Swap Contract – Equity Risk	—	1,689,936	—	1,689,936
Total Other Financial Instruments	2,148,083	3,481,323	—	5,629,406
Total Assets	$579,329,659	$601,517,619	$174,812,918	$1,355,660,196

Liabilities
Common Stocks Sold Short*	(92,038,250)	(35,917,360)	—	(127,955,610)
Financial Futures Contracts – Interest Rate Risk	(12,062)	—	—	(12,062)
Financial Futures Contracts – Equity Risk	(3,233,210)	—	—	(3,233,210)
Total Return Equity Swap Contracts – Equity Risk	—	(5,434,002)	—	(5,434,002)
Written Options – Equity Risk	(1,748)	—	—	(1,748)
Total Other Financial Instruments	(3,247,020)	(5,434,002)	—	(8,681,022)
Total Liabilities	$(95,285,270)	$(41,351,362)	$—	$(136,636,632)

*
Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

+
There are securities in this category that have a market value of zero and are categorized as Level 3.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2022
The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of December 31, 2021	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of June 30, 2022	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 06/30/22 for the period ended 06/30/22
Common Stocks*	$460,133	$463,923	$(22,430,468)	$6,834,835	$(1,368,892)	$16,768,844	$—	$728,375	$98,468
Warrants	528,711	(12,179)	(288,663)	—	(191,246)	—	—	36,623	(252,122)
Private Investment Funds	249,481,992	19,524,750	(41,059,547)	—	(54,767,987)	—	—	173,179,208	40,723,252
Preferred Stocks	748,712	—	—	—	—	—	—	748,712	—
Disputed Claims Receipt*	—	—	—	—	—	—	—	—	—
Convertible Bonds	290,301	8,874	(72,601)	—	(106,574)	—	—	120,000	(72,601)
Total	$251,509,849	$19,985,368	$(63,851,279)	$6,834,835	$(56,434,699)	$16,768,844	$—	$174,812,918	$40,496,997

*
There are securities categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies and procedures established by the board, and the TIP Valuation Committee, which was established to serve as an agent of the board. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.
The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the board on a quarterly basis.
The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:
Common Stocks, Rights, Warrants, Preferred Stocks and Disputed Claims Receipt.   Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the board. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.
Private Investment Funds.   Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2022
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets were as follows:
As of June 30, 2022	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average*
Common Stocks	$594,958	Last market price	Discount(%)	20% – 100%	10.76%
	133,417	Purchase Price	Purchase Price	$0.30 – $15.25	$11.85
Warrants	36,623	Black-Scholes pricing model	Volatility	35.00%	35.00%
Private Investment Funds	173,179,208	Adjusted net asset value	Manager estimated returns	(14.80)% – 2.70%	(2.85)%
			Market returns**	(17.61)% – 1.56%	(0.72)%
Preferred Stocks	748,713	Recent transaction price	Recent transaction price	$2.50 – $28.00	$21.67
Disputed Claims Receipt	—	Corporate Action Model	Future claim awards	0.00%	0.00%
Convertible Bonds	120,000	Recent transaction price	Recent transaction price	$100.00	$100.00

*
Weighted by market value of investments as a percentage of the total market value of Level 3 investments within each valuation methodology.

**
Weighted by estimated exposure to chosen indices, exchange-traded funds, other marketable securities or other proxy.

The following are descriptions of the measurement uncertainty of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:
Common Stocks, Rights, Warrants, Convertible Bonds, Preferred Stocks and Disputed Claims Receipt.   The chart above reflects the methodology and significant unobservable inputs of securities held at period ended June 30, 2022. The discounts or estimates for lack of marketability and estimate of future claims or or comparable share ratio used to determine fair value may include other factors such as liquidity, volatility, or credit risk. An increase (decrease) in the discount or decrease (increase) estimate of future claims or or comparable share ratio would result in a lower (higher) fair value measurement.
Private Investment Funds.   The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended June 30, 2022. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher (lower) fair value measurement.
The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or “gating” provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.
	Fair Value	Redemption Frequency	Redemption Notice Period
California Carbon Allowances (a)	$30,440,558	quarterly	90 days
Multi-Strategy (b)	13,315,011	daily (84%)	2 days
Long-Short Global Healthcare (c)	37,688,071	quarterly	45 days
Long-Short European (d)	15,439,629	monthly	60 days
Long-Short Global (e)	30,686,054	quarterly	60 days
Relative Value (f)	9,106,327	daily	7 days
China Credit (g)	18,088,702	monthly	45 days
Directional (h)	18,414,856	monthly	30 days
Total	$173,179,208

(a)
This strategy is primarily comprised of investments in California Carbon Allowances.

(b)
This strategy is primarily comprised of capital allocated to various strategies based on risk and return profiles. This strategy includes $3,801,012 of redemption residuals.

(c)
This strategy is primarily comprised of long and short positions in global healthcare securities.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2022
(d)
This strategy is primarily comprised of long and short positions in small and mid-cap European equities.

(e)
This strategy is primarily comprised of long and short positions in global common stocks.

(f)
This strategy is primarily comprised of long and short positions in US large-cap common stocks selected using artificial intelligence.

(g)
This strategy is primarily comprised of Chinese convertible bonds.

(h)
This strategy is primarily comprised of global futures, US equities, ETFS, and ADRs selected using quantitative analysis to predict likely short-term price changes.

4.   Derivative and Other Financial Instruments
During the period ended June 30, 2022, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, total return basket swaps and total return equity swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for “hedging” when TIFF Advisory Services, Inc. (“TAS”) or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets as well as on market conditions, all of which are out of the control of TAS or the money manager.
Cover for Strategies Using Derivative Instruments
Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund’s policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (“covered”) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.
Financial Futures Contracts
The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund’s fixed income holdings to targeted levels.
Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (“initial margin”). An outstanding futures contract is valued daily, and the payment in cash of “variation margin” will be required, a process known as “marking to the market.” Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.
US futures contracts have been designed by exchanges that have been designated as “contract markets” by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2022
Swap Contracts
The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual equities and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers’ evolving views of the expected risk/reward of the trade.
At the end of the period, the fund maintained a total return swap contract on a specific index in order to maintain certain exposures. The total return basket contracts were held to indirectly gain exposure to investment strategies of selected investment advisors.
Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a “basket” of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.
A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.
Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.
Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.
The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.
Options
The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2022
Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.
As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.
As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.
The fund may write “covered” call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.
When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.
Forward Currency Contracts
At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.
A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2022
contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.
Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.
Short Selling
At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited at the fund’s custodian for the benefit of the broker is recorded as Deposits with broker for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the Schedule of Investments. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.
In “short selling,” the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.
Derivative Disclosure
The fund is a party to agreements which include netting provisions or other similar arrangements. While the terms and conditions of these agreements may vary, all transactions under each such agreements constitute a single contractual relationship, and each party’s obligation to make any payments, deliveries, or other transfers in respect of any transaction under such agreement may be applied against the other party’s obligations under such agreement and netted. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from the defaulting party to the other. The fund is required to disclose positions held at period-end that were entered into pursuant to agreements that allow the fund to net the counterparty’s obligations against those of the fund in the event of a default by the counterparty.
At June 30, 2022, the fund’s derivative assets and liabilities (by contract type) are as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Purchased Options	$1,222,286	$—
Swap Contracts	1,689,936	(5,434,002)
Forward Contracts	1,791,387	—
Futures Contracts	2,148,083	(3,245,272)
Written Options	—	(1,748)
Total derivative assets and liablities	6,851,692	(8,681,022)
Derivatives not subject to a netting provision or similar arrangement	3,370,369	(3,247,020)
Total assets and liabilities subject to a netting provision or similar arrangement	$3,481,323	$(5,434,002)

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2022
The following table presents the fund’s derivative assets net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) received by the fund as of June 30, 2022:
Counterparty	Derivative Assets Subject to a Netting Provision or Similar Arrangement	Derivatives Available for Offset	Collateral Received	Net Amount
Forward Currency Contracts
Barclays Bank plc	$895,088	$—	$—	$895,088
Goldman Sachs International	177,761	—	—	177,761
Morgan Stanley & Co. LLC	718,538	—	—	718,538
Swaps
Goldman Sachs International	1,689,936	1,689,936	—	—
Total	$3,481,323	$1,689,936	$—	$1,791,387
The following table presents the fund’s derivative liabilities net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) pledged by the fund as of June 30, 2022:
Counterparty	Derivative Liabilitites Subject to a Netting Provision or Similar Arrangement	Derivatives Available for Offset	Collateral Pledged	Net Amount
Swaps
Goldman Sachs International	$(5,434,002)	$1,689,936	$—	$(3,744,066)
Total	$(5,434,002)	$1,689,936	$—	$(3,744,066)
The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments grouped by contract type and primary risk exposure category as of June 30, 2022. These derivatives are not accounted for as hedging instruments.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2022
The following table lists the fair values of the fund’s derivative holdings as of June 30, 2022, grouped by contract type and risk exposure category:
Derivative Type	Statement of Assets and Liability and Location	Foreign Currency Risk	Quarterly Average %*	Equity Risk	Quarterly Average %*	Interest Rate Risk	Quarterly Average %*	Total
Asset Derivatives
Purchased Options	Investments in securities, at value	$—	—%	$1,222,286	0.05%	$—	—%	$1,222,286
Total Return Equity Index Swap Contracts	Unrealized appreciation on swap contracts	—	—%	1,689,936	0.07%	—	—%	1,689,936
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	1,791,387	0.05%	—	—%	—	—%	1,791,387
Financial Futures Contracts	Due from broker for futures variation margin**	1,282,445	0.03%	865,638	0.42%	—	0.01%	2,148,083
Total Value — Assets		$3,073,832		$3,777,860		$—		$6,851,692
Liability Derivatives
Written Options	Investments in securities, at value	$—	—%	$(1,748)	0.01%	$—	—%	$(1,748)
Total Return Basket Swap Contracts	Unrealized depreciation on swap contracts	—	—%	(5,434,002)	0.16%	—	—%	(5,434,002)
Total Return Equity Swap Contracts	Unrealized depreciation on swap contracts	—	—%	—	—%	—	—%	—
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	—	0.06%	—	—%	—	—%	—
Financial Futures Contracts	Due to broker for futures variation margin**	—	0.01%	(3,233,210)	0.27%	(12,062)	—%	(3,245,272)
Total Value — Liabilities		$—		$(8,668,960)		$(12,062)		$(8,681,022)

*
The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2021 to and including June 30, 2022, the absolute value of the applicable fair value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these five percentages.

**
Includes appreciation (depreciation) on the date the contracts are opened through June 30, 2022. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table lists the amounts of gains or losses included in net increase in net assets resulting from operations for the period ended June 30, 2022, grouped by contract type and risk exposure category.
Derivative Type	Statement of Operations Location	Interest Rate Risk	Foreign Currency Risk	Equity Risk	Total
Realized Gain (Loss)
Purchased Options	Net realized gain (loss) on Investments	$—	$—	$1,150,582	$1,150,582
Written Options	Net realized gain (loss) on Options written	—	—	227,369	227,369
Swap Contracts	Net realized gain (loss) on Swaps contracts	—	—	8,924,740	8,924,740
Forward Currency Contracts	Net realized gain (loss) on Forward currency contracts	—	1,309,091	—	1,309,091
Financial Futures Contracts	Net realized gain (loss) on Financial futures contracts	(267,882)	2,907,055	(14,298,937)	(11,659,764)
Total Realized Gain (Loss)		$(267,882)	$4,216,146	$(3,996,246)	$(47,982)

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2022
The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the period ended June 30, 2022, grouped by contract type and risk exposure category.
Derivative Type	Statement of Operations Location	Interest Rate Risk	Foreign Currency Risk	Equity Risk	Total
Change in Appreciation (Depreciation)
Purchased Options	Net Change in Unrealized Appreciation (Depreciation) on Investments	$—	$—	$899,297	$899,297
Written Options	Net Change in Unrealized Appreciation (Depreciation) on Option written	—	—	(18,181)	(18,181)
Swap Contracts	Net Change in Unrealized Appreciation (Depreciation) on Swap contracts	—	—	(3,538,665)	(3,538,665)
Forward Currency Contracts	Net Change in Unrealized Appreciation (Depreciation) on Forward currency contracts	—	2,542,154	—	2,542,154
Financial Futures Contracts	Net Change in Unrealized Appreciation (Depreciation) on Financial futures contracts	(12,062)	1,755,323	(8,613,490)	(6,870,229)
Total Change in Appreciation (Depreciation)		$(12,062)	$4,297,477	$(11,271,039)	$(6,985,624)
5.   Investment Advisory Agreement, Money Manager Agreements, and Other Transactions with Affiliates
TIP’s board has approved an investment advisory agreement for the fund with TAS. The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the fund’s average daily net assets for the month:
Assets
On the first $1 billion	0.25%
On the next $1 billion	0.23%
On the next $1 billion	0.20%
On the remainder (> $3 billion)	0.18%
Fees for such services paid to TAS by the fund are reflected as investment advisory fees on the Statement of Operations. As of June 30, 2022, $287,649 remained payable and are included in investment advisory and administrative fees on the Statement of Assets and Liabilities.
TAS provides certain administrative services to the fund under a services agreement. For these services, the fund pays a monthly fee calculated by applying an annual rate of 0.02% to the fund’s average daily net assets for the month. Fees for such services paid to TAS by the fund are reflected as administrative fees on the Statement of Operations. As of June 30, 2022, $23,926 remained payable and are included in investment advisory and administrative fees on the Statement of Assets and Liabilities.
TIP has designated an employee of TAS as its Chief Compliance Officer. For these services provided to TIP, which include the monitoring of TIP’s compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. MAF pays a pro rata portion of such costs based on its share of TIP’s net assets. The costs for such services paid to TAS by the fund were $101,161 for the period ended June 30, 2022 and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Operations.As of June 30, 2022, $(495) remained payable and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Assets and Liabilities.
TIP’s board, all of whom are considered “disinterested trustees” as defined in the 1940 Act, serve as volunteers and receive no fees or salary for their service as board members. The independent chair of the board received compensation of $19,836 from MAF for the period ended for service as independent chair. Fees paid for such services are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Operations.As of June 30, 2022, $9,836 remained payable and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Assets and Liabilities.
TIP’s board has approved money manager agreements with each of the money managers. Certain money managers will receive fees based in whole or in part on performance of the money manager’s portfolio. Other money managers will receive management fees equal to a specified percentage per annum of the assets under management by such money manager with a

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2022
single rate or on a descending scale. Money managers who provided services to the fund and their fee terms during the period ended June 30, 2022 were as follows:
Assets-Based Schedules [a] All paid Monthly
Money Manager/Strategy	Minimum	Maximum	Breakpoints
Amundi Pioneer Institutional Asset Management, Inc. – Beta	0.02%	0.03%	YES
Fundsmith, LLP	0.90%	—	NO
Green Court Capital Management Limited	0.60%	0.90%	YES
Blended Asset-Based and Performance-Based Fee Schedules
Asset-Based Portion – All Paid Monthly				Performance-Based Portion – All Paid Annually (unless otherwise noted)
Money Manager/ Strategy	Minimum (a)	Maximum (a)	Breakpoints	Benchmark/Hurdle (b)	High Water Mark (or equivalent) (b)	Performance Fee	Performance Fee Cap (b)	Performance Measurement Period
AQR Capital Management – US	0.20%	—	—	Russell 1000 Total Return Index (net)	YES	14% (c)	—	Calendar Year
Centerbook Partners, LP	Blended rate between 1.15% and 0.25% (d)			MSCI All Country World Index	YES	10%-20% (c) (e)	—	Calendar Year, 50% deferred
Keel Capital AB	1.30%	—	—		YES	20% (c)	—	Calendar Year
Kopernik Global Investors, LLC	0.10%	—	—	MSCI All Country World Index (net)	YES	20% (c)	—	Calendar Year, 50% deferred
Mission Value Partners, LLC	0.50%	0.75%	YES	36 month blended hurdle of avg monthly change in Consumer Price Index x 12 + spread of 4% for months prior to April 1, 2019 and a flat 4.5%-5.5% thereafter	YES	10% (f)	1.00%	Rolling 36 months
NewGen Asset Management Limited	1.50%	—	—		YES	10% (c)	—	Calendar Year
Strategy Capital, LLC	Blended rate between 0.48% and 0.10% (g)	0.75%	YES	S&P 500 Index (net)	YES	10%-20% (c) (h)	—	Calendar Year
TB Alternative Assets Ltd	0.75%	—	—	Blend: 50% MSCI China Index and 50% CSI 300 Index	YES	15% (c)	—	Calendar Year

(a)
Fee schedules are based on assets under management, irrespective of performance. The fee rate is applied to average net assets.

(b)
The performance-based portion of the fee schedule is generally based on a specified percentage of the amount by which the return generated by the money manager’s portfolio exceeds the return of the portfolio’s benchmark or a specified percentage of the net appreciation of the manager’s portfolio over a hurdle, in certain cases subject to a high water mark, a performance fee cap, or the recovery of prior years’ losses, if any. Total returns are generally computed over rolling time periods of varying lengths and are in most cases determined gross of fund expenses and fees, except custodian transaction charges and, in certain cases, the asset-based fee and/or performance-based fee applicable to the money manager’s account.

(c)
Performance-based fees earned on excess return (portfolio over benchmark or high water mark) expressed as a percentage of ending net assets for the performance period.

(d)
Asset based fee minimum rate is a blended rate between 1.15% and 0.25% based on manager assets as well as management contract year.

(e)
Performance fee rate based on assets managed by Centerbook Partners, LP as well as management contract year.

(f)
Performance-based fees earned on excess return (portfolio over benchmark) expressed as a percentage of average net assets.

(g)
Asset based fee minimum rate is a blended rate between 0.48% and 0.10% based on manager assets.

(h)
Performance fee rate based on average assets managed by Strategy Capital, LLC, excluding TIFF advised assets and assets of Strategy Capital, LLC and its affiliates.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2022
Fees for such services paid to the individual money managers are reflected as money manager fees on the Statement of Operations. As of June 30, 2022, $389,609 remained payable and reflected as Money Manager fees on the Statement of Assets and Liabilities.
With respect to MAF’s investments in other registered investment companies, private investment funds, exchange-traded funds, and other acquired funds, MAF bears its ratable share of each such entity’s expenses, including its share of the management and performance fees, if any, charged by such entity through that entity’s NAV. MAF’s share of management and performance fees charged by such entities is in addition to fees paid by MAF to TAS and the money managers.
6.   Fund Administration and Custody Agreement
Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, domestic custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, foreign custody and transactional fees, which are based upon assets of the fund and/or on transactions entered into by the fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the fund are reflected as fund administration and custody fees on the Statement of Operations. As of June 30, 2022, $1,179,459 remained payable and reflected as fund administration and custody fees on the Statement of Assets and Liabilities.
7.   Investment Transactions
Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the period ended June 30, 2022 were as follows:
	Purchases	Sales
Non-US Government Securities	$737,940,904	$785,375,953
US Government Securities	12,287,655	37,490,742
8.   Federal Tax Information
For federal income tax purposes, the cost of investments owned at June 30, 2022 has been estimated since the final tax characteristic cannot be determined until subsequent to fiscal year end.
Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
$133,952,267	$(300,919,858)	$(166,967,591)	$1,355,183,056
The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses, mark to market on derivatives, mark to market on passive foreign investment companies, partnerships, and tax adjustments related to holding offsetting positions such as constructive sales.
Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2022.
9.   Repurchase and Reverse Repurchase Agreements
The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.
In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2022
repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.
In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the amount of the fund’s obligation (cost) to repurchase the securities, including accrued interest.
The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of June 30, 2022:
Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received*	Net Amount
Fixed Income Clearing Corp.	$118,127,680	$—	$(118,127,680)	$—
Total	$118,127,680	$—	$(118,127,680)	$—
* Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.
Please see Note 4, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.
10.   Securities Lending
For the benefit of members, the fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the fund engages in securities lending, the portfolio will lend through its custodian, currently State Street Bank and Trust Company (“State Street”), acting as securities lending agent on behalf of the fund. Under the current arrangement, State Street will manage the portfolio’s collateral in accordance with the securities lending agency agreement between the fund and State Street and indemnify the fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities) at least equal at all times to the market value of the securities loaned. The fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The fund bears the risk of any loss on investment of cash collateral. The fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations. As of June 30, 2022, the fund had securities on loan with an aggregate market value of $46,746,707; the total market value of collateral held by the fund was $49,198,289. The market value of the collateral held included non-cash collateral, in the form of U.S. Treasury securities, with a value of $44,016,421 and cash collateral, which was invested into the State Street Navigator Securities Lending Government Money Market Portfolio, with a value of $5,181,868.
11.   Capital Share Transactions
While there are no sales commissions (loads) or 12b-1 fees, MAF previously assessed entry and exit fees on capital invested or redeemed. These fees, which were paid to the fund directly, not to TAS or other vendors supplying services to the fund, were designed, in part, to protect non-transacting members from bearing the transaction costs, including market impact, that could arise from a transacting member’s purchases, exchanges, and redemptions of MAF shares. These fees were originally designed to encourage investment only by members with a long-term investment horizon. Further, they were designed to discourage market timing or other inappropriate short-term trading by members. Based upon observed member purchase and redemption activity over many years, TAS and the TIP Board members determined that the entry and exit fees for MAF are no longer necessary to encourage investment only by members with a long-term investment horizon or to discourage market timing or other inappropriate short-term trading by members. Effective December 1, 2021, the entry and exit fees for MAF were eliminated entirely.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2022
12.   Concentration of Risks
MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.
The fund engages multiple external money managers, each of which manages a portion of the fund’s assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.
The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.
The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.
The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.
The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.
The fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the fund must borrow or otherwise obtain the security to make delivery to the buyer. The fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. The fund’s investment performance will suffer if a security that it has sold short appreciates in value.
13.   Indemnifications
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.
14.   Subsequent Events
Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

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TIFF Multi-Asset Fund	June 30, 2022
Additional Information (Unaudited)
Proxy Voting Policy and Voting Record
A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available on TIFF’s website at http://www.tiff.org and without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month year ended June 30 is also available on the websites noted above and without charge, upon request, by calling 800-984-0084.
Quarterly Reporting
TIP files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. TIP’s Form N-PORT report is available on the website of the SEC at http://www.sec.gov.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, TIP has adopted a liquidity risk management program. Dr. Oliver Bardon has been designated by the Board to administer TIP’s liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
In March 2022, Dr. Bardon provided the Board with a report addressing the operation of the program and assessing its adequacy and effectiveness of implementation for the 2021 calendar year. Dr. Bardon noted in his report that there had not been any market- or industry-wide developments, or any changes to the Fund’s operations or other Fund-specific circumstances (including unusual redemption patterns), during the period 12/31/20 through 12/31/21 that altered the liquidity risk profile of the Fund. Dr. Bardon also noted that he has added two additional analyses to determine assumed redemption size. Dr. Bardon concluded in his report that the program is reasonably designed to assess and manage the Fund’s liquidity risk.
Based upon Dr. Bardon’s report to the Board, the Fund’s liquidity risk management program supported the Fund’s ability to honor redemption requests timely over the past year, including during periods of market volatility and net redemptions. The program operated adequately and as expected over the past year and the implementation of the program was effective in managing the Fund’s liquidity risk.
There can be no assurance that the Fund’s liquidity risk management program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

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TIFF Multi-Asset Fund	June 30, 2022
Approval of Money Manager Agreements (Unaudited)
During a meeting held on June 23, 2022, the Board of Trustees of TIFF Investment Program (“TIP”), all of whom are not “interested persons” of TIP (the “Board” or “Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), conducted its annual review (the “Annual Review”) of the investment advisory agreement between TIFF Multi-Asset Fund (“Multi-Asset Fund” or “MAF”) and TIFF Advisory Services, Inc. (“TAS”) (the “Investment Advisory Agreement”), the investment advisor to Multi-Asset Fund, as well as the money manager agreements between Multi-Asset Fund and its money managers (as sub-advisors) (“Money Manager Agreements”)1. The Investment Advisory Agreement and the Money Manager Agreements are collectively referred to herein as “Advisory Agreements,” and Multi-Asset Fund may be referred to individually as the “Fund.”
Consideration of the Advisory Agreements at the Annual Review
With respect to its consideration of these matters, the Board requested and received information from TAS and the money managers in advance of the meeting, which the Trustees reviewed separately in executive sessions with their independent legal counsel at the meeting. The materials provided included information regarding personnel and services, investment process and strategies, portfolio management, fees and expenses, performance, and, with respect to TAS, its profitability and process to select, monitor and oversee the money managers. Information about brokerage practices was also supplied, including allocation methodologies, best execution, commission rates, and soft dollar arrangements. Information with respect to compliance, administration, and risk management was supplied, such as information on TAS’s and the money managers’ compliance programs, including codes of ethics and business continuity procedures, as well as information concerning any material violations of such programs, chief compliance officer backgrounds, disclosure about regulatory examinations or other inquiries, and litigation proceedings affecting TAS or the money managers.
In addition, the Board considered the following: (1) a memorandum from the Board’s independent legal counsel setting forth the Board’s fiduciary duties and responsibilities under the 1940 Act and applicable state law and the factors the Board should consider in its evaluation of the Advisory Agreements; (2) responses submitted by TAS and each money manager to questionnaires prepared by the Board’s independent legal counsel requesting information necessary for the Trustees’ evaluation of the Advisory Agreements; (3) a report prepared by Broadridge, an independent provider of investment company data, comparing the performance of Multi-Asset Fund to the performance of its applicable peer groups, and comparing the Multi-Asset Fund’s advisory fees and total expenses to those of its peer groups; (4) additional information from TAS regarding the fees charged by TAS to Multi-Asset Fund and to certain other private funds managed by TAS; (5) a report detailing Multi-Asset Fund assets under management, effective fee rates and fees paid to each money manager in 2021, and similar information for TAS; (6) a report of the ten brokers receiving the highest aggregate brokerage commissions by manager for the year ended December 31, 2021; (7) certain financial information about TAS, including its audited financial statements for the year ended December 31, 2021; and (8) the direct and indirect benefits that accrue to TAS and its affiliates, and to the money managers, from their relationships with Multi-Asset Fund, which include fees paid to TAS by Multi-Asset Fund for TAS to perform certain administrative and other services for Multi-Asset Fund.
While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decisions. In each case, the Board concluded that Multi-Asset Fund’s performance was acceptable and that Multi-Asset Fund’s advisory fees and total expenses were reasonable in light of the quality and nature of services provided.
Nature, Extent, and Quality of Services
The Board considered a number of factors in evaluating TAS and the money managers in connection with the Annual Review. The Board noted that it receives information at regular meetings throughout the year related to the services rendered by TAS and the money managers, as well as Multi-Asset Fund’s performance, expenses, and compliance information. It also noted that it receives information between regular meetings as the need arises. The Board’s evaluation of the services provided by TAS and the money managers took into account the Trustees’ knowledge and familiarity gained as Board members, including the scope and quality of TAS’s investment management capabilities in selecting money managers, allocating Multi-Asset Fund’s assets across money managers and asset classes, managing certain asset types in-house (e.g., Treasuries, futures contracts, swaps, and other instruments), and its compliance responsibilities.
The Board also considered each money manager’s skills and experience in managing the underlying portfolios given the amount of assets and particular universe of asset types available to the manager, its trading acumen, its performance tendencies in various market cycles, and its process for risk monitoring and management. The Board considered reports from

1 The money managers that the Board considered for renewal are: Amundi Asset Management US, Inc.; AQR Capital Management, LLC; Fundsmith, LLP; Green Court Capital Management Limited; Keel Capital AB; Kopernik Global Investors, LLC; Mission Value Partners, LLC; NewGen Asset Management Limited; Strategy Capital, LLC; and TB Alternative Assets Ltd.

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TIFF Multi-Asset Fund	June 30, 2022
TAS regarding the operations of certain money managers, the performance and investment strategies of certain money managers in light of current market conditions, as well as the role that each money manager plays in Multi-Asset Fund’s portfolio. The Board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the Advisory Agreements by TAS and each of the money managers.
Profitability
In addition, the Board considered the profitability of TAS as the investment advisor and the likelihood that TAS would remain financially viable moving forward. The Board did not specifically consider the profitability of each money manager resulting from its relationship with Multi-Asset Fund because none of the money managers is affiliated with TAS or Multi-Asset Fund except by virtue of serving as a money manager, and the fees paid to each money manager by TIP were negotiated on an arm’s-length basis in a competitive marketplace.
TIFF Multi-Asset Fund Performance, Fees, and Expenses
Multi-Asset Fund operates on a “multi-manager” basis, which means that its assets are divided into multiple segments and those segments are managed by different investment management firms as money managers to Multi-Asset Fund. In addition, TAS manages a portion of Multi-Asset Fund’s assets directly and is also responsible for determining the appropriate manner in which to allocate assets among money managers. There is no pre-specified target allocation of assets to any particular money manager. Each money manager manages one or more segments of Multi-Asset Fund pursuant to a money manager agreement between the money manager and TIP, on behalf of Multi-Asset Fund. Multi-Asset Fund also invests a portion of its assets in other investment funds (which are sometimes referred to as “underlying funds” or “acquired funds”), such as exchange-traded funds, open-end mutual funds, and private investment funds, such as hedge funds. As an investor in an acquired fund, Multi-Asset Fund bears its ratable share of expenses, including advisory and administration fees and other fees, of the acquired fund. Such fees and expenses are referred to as “underlying fund expenses” and represent the approximate fees and expenses indirectly incurred by Multi-Asset Fund as a result of its investments in acquired funds.
Money Managers Under Consideration and Performance Benchmarks Reviewed:
Amundi Asset Management US, Inc.
Bloomberg Barclays US Government Inflation-Linked Bond Index (US Treasury obligations, including TIPS, mandate)
AQR Capital Management, LLC
Russell 1000
Fundsmith, LLP
MSCI World Index
Green Court Capital Management Limited
CSI 300 Index
Keel Capital AB
HFRI Equity Hedge
Kopernik Global Investors, LLC
MSCI All Country World Index
Mission Value Partners, LLC
US CPI Urban Consumers Index plus a specified spread
70% MSCI Japan Index/30% MSCI World Index
NewGen Asset Management Limited
HFRI Equity Hedge
Strategy Capital, LLC
S&P 500 Index
TB Alternative Assets Ltd.
50% MSCI China Index/50% CSI 300 Index
The Board reviewed various comparative data provided to it in connection with its consideration of the renewal of the Advisory Agreements, including, among other information, a comparison of Multi-Asset Fund’s total return with three self-selected benchmarks and with that of other mutual funds deemed to be in its peer group and peer universe by Broadridge.

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TIFF Multi-Asset Fund	June 30, 2022
In particular, the Board reviewed Multi-Asset Fund’s performance against its benchmarks (the three self-selected benchmarks were the MAF Constructed Index, based on the normal allocation to each asset class, the 65/35 Mix2, and the Consumer Price Index (“CPI”) + 5% per annum), and a Broadridge peer universe. The Broadridge peer universe consisted of Multi-Asset Fund and all retail and institutional flexible portfolio funds as classified by Broadridge (the “Broadridge MAF peer universe”). The Board considered TAS’s implementation of Multi-Asset Fund’s investment strategy across multiple asset classes and money managers. Multi-Asset Fund’s returns lagged the MAF Constructed Index for the one-, three-, five-, and ten-year periods ended March 31, 2022, but exceeded the MAF Constructed Index for the since inception period ended March 31, 2022. Multi-Asset Fund’s returns exceeded the 65/35 Mix for the three-year and since inception periods ended March 31, 2022, and lagged the 65/35 Mix for the one-, five-, and ten-year periods ended March 31, 2022. Multi-Asset Fund’s returns exceeded the CPI + 5% benchmark for the three-year and since inception periods ended March 31, 2022. Multi-Asset Fund’s returns lagged the average of the Broadridge MAF peer universe for the one-, five- and ten-year periods ended March 31, 2022, and exceeded the Broadridge MAF peer universe for the three-year period ended March 31, 2022.
The Board also reviewed the fees and expenses of Multi-Asset Fund against an expense peer group provided by Broadridge. This expense peer group (the “MAF expense peer group”) consisted of Multi-Asset Fund and up to fourteen other institutional flexible portfolio funds as classified by Broadridge. The actual advisory fees of Multi-Asset Fund were below the median advisory fees of the MAF expense peer group for the latest fiscal year. The Trustees noted that MAF makes substantial use of performance-based fee arrangements with the money managers, which can lead to higher advisory fees when money managers perform well. The total expenses of Multi-Asset Fund, including the underlying fund expenses, exceeded the median of the MAF expense peer group for the latest fiscal year, but were below the median excluding underlying fund expenses. The Board noted that, because the acquired funds in which Multi-Asset Fund invests typically use performance-based fee arrangements, the underlying fund expenses will tend to be higher when the acquired funds perform well; and further, that most of the other funds in the MAF expense peer group do not invest in acquired funds to the same degree as MAF, and, therefore, do not incur the same level of underlying fund expenses. The Board took into consideration management’s discussion of the acquired funds’ contributions to MAF’s overall performance and the role such funds play in MAF’s portfolio, as well as management’s view that these factors offset the higher fees and expenses resulting from such investments.
The Board reviewed and discussed TAS’s fee schedule and the fee schedules of the money managers, noting that each of the money managers had an asset-based fee arrangement or a fee arrangement which included a combination of both an asset-based fee and a performance-based fee. The Board assessed the extent to which Multi-Asset Fund enjoyed economies of scale resulting from the fee structures provided by each of the money managers, noting that certain money managers’ asset-based fee schedules did not include breakpoints, but their fee schedules were consistent with the fee schedules such managers had in place with, or offered to, other clients having substantially similar investment mandates. Further, with respect to those money managers that received performance-based fees, the Board felt that such fee schedules appropriately aligned the money managers’ interests with those of Multi-Asset Fund’s members. As part of its analysis, the Board also considered the fees charged by TAS to MAF and certain other private funds managed by TAS.
Additionally, the Board considered the direct and indirect benefits that accrue to certain money managers as a result of their use of brokerage commissions paid by MAF, with respect to portfolio transactions undertaken by such money managers, to obtain research products and services.
Results of Review of Advisory Agreements
After considering responses from TAS and each money manager to the questionnaire prepared on behalf of the Board and further discussion, the Board voted to approve the continuance of the Investment Advisory Agreement and the Money Manager Agreements for another year with respect to Multi-Asset Fund. The Board based its evaluation on the material factors presented to it and discussed herein, including: (1) the terms of the agreements; (2) the reasonableness of the advisory and money manager fees in light of the nature and quality of the advisory services provided and any additional benefits received by TAS or the money managers, as applicable, in connection with providing services to Multi-Asset Fund; (3) the nature, quality, and extent of the services performed by TAS and each of the money managers, as well as the cost to TAS of providing such services; (4) the contribution of each money manager toward the overall performance of Multi-Asset Fund; (5) the fees charged by TAS and each of the money managers; and (6) the overall organization and experience of TAS and each of the money managers.
Prior to a vote being taken to approve the continuance of the Investment Advisory Agreement and the Money Manager Agreements, the Trustees met separately in executive session to discuss the appropriateness of the agreements and other considerations. In their deliberations with respect to these matters, the Trustees were advised by their independent legal counsel. The Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as

2 The 65/35 Mix is comprised of 65% MSCI All Country World Index and 35% Bloomberg US Aggregate Bond Index.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2022
to the law applicable to the review of investment advisory contracts. The Trustees concluded that the Advisory Agreements were reasonable, fair, and in the best interests of Multi-Asset Fund, and that the fees set forth in the agreements were fair and reasonable. In reaching its conclusion to approve the continuance of the Investment Advisory Agreement and the Money Manager Agreements for another year, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward past and future long-term considerations.

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TIFF Multi-Asset Fund	June 30, 2022
Index Descriptions
Consumer Price Index is based on the Consumer Price Index-All Urban Consumers (CPI- U), a widely recognized measure of US inflation that represents changes in the prices paid by consumers for a representative basket of goods and services.
CSI 300 Index tracks 300 stocks traded in the Shanghai and Shenzhen stock exchanges.
MSCI All Country World IndexSM is a free-float adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. Unlike certain other broad-based indices, the number of stocks included in the MSCI All Country World Index is not fixed and may vary to enable the index to continue to reflect the primary home markets of the constituent countries. MSCI All Country World Index returns include reinvested dividends, gross of foreign withholding taxes through December 31, 2000 and net of foreign withholding tax thereafter.
MSCI China Index tracks large and mid-cap segments of the China equity universe across China H shares, B shares, P chips, and foreign listings and is comprised of 150 constituents.
MSCI EAFE Index tracks developed markets in Europe, Australia, and the Far East.
MSCI Emerging Markets Small Cap Index tracks small-capitalization companies whose market capitalization represents approximately the bottom 14% of the market capitalization of companies in the global emerging markets.
MSCI USA Index is designed to measure the performance of the large and mid-cap segments of the US market. With 630 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the US.
Russell 1000 Index tracks the largest 1,000 US companies.
Russell 2000 Index (Russell 2000 Total Return Index) is a market capitalization weighted index that measures the performance of the small-cap segment of the US equity universe. The index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index (S&P 500 Total Return Index) includes 500 companies in leading industries of the US economy, capturing 75% coverage of US equities. The S&P 500 Index is maintained by the S&P Index Committee, based on published guidelines governing additions to and removal from the index. Criteria for index additions include US companies, market capitalization in excess of $4 billion, public float, financial viability, adequate liquidity and reasonable price, sector representation, and company type. Criteria for index removals include violating or no longer meeting one or more criteria for index inclusion.
S&P Midcap 400 index is designed to measure the performance of 400 mid-sized companies in the US, reflecting this market segment’s distinctive risk and return characteristics. Mid-cap exposure generally captures a phase in the typical corporate life cycle in which firms have successfully navigated the challenges specific to small companies, such as raising initial capital and managing early growth. At the same time, mid-caps tend to be quite dynamic and not so large that continued growth is unattainable. As a result, the mid-cap segment may offer aspects of the markets not covered by the large and small-cap worlds.

Governance
Trustees and Principal Officers (Unaudited)
The board of TIP comprises experienced institutional investors, including current or former senior officers of leading endowments and foundations. Among the responsibilities of the board are approving the selection of the investment advisor and money managers for TIP; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees; and electing TIP officers.
Each trustee serves the fund until his or her termination, or until the trustee’s retirement, resignation, or death, or otherwise as specified in TIP’s Agreement and Declaration of Trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is 170 N. Radnor Chester Road, Suite 300, Radnor, PA, 19087.
The Statement of Additional Information has additional information regarding the board. A copy is available upon request without charge by calling 800-984-0084. This information is also available on the website of the SEC at http://www.sec.gov.
Independent Trustees
William F. McCalpin
Born 1957 Trustee since February 2008 Board Chair since 2008 1 fund overseen
Principal Occupation(s) During the Past Five Years:
Chief Operating Officer, muun chi LLC, an organic food business (July 2020 − present); Chair of the Board of Trustees of The Janus Henderson Funds (2008 – present); Trustee of The Janus Henderson Funds (2002 – present) (oversees 52 portfolios). Formerly, independent consultant; Managing Partner, Impact Investments, Athena Capital Advisors, LLC, an independent, registered advisor (2016 – 2019); Managing Director, Holos Consulting LLC, a consultant to foundations and non-profit organizations (2009 – 2016);
Other Directorships: F.B. Heron Foundation.

Mark L. Baumgartner
Born 1969 Trustee since September 2016 1 fund overseen
Principal Occupation(s) During the Past Five Years:
Chief Investment Officer, Carnegie Corporation of New York, a private grant-making foundation (2020 – present). Previously, Chief Investment Officer, Institute for Advanced Study, a private, independent academic institution (2014 – 2020).
Other Directorships: YMCA Retirement Fund.

Mai-Anh Tran
Born 1970 Trustee since September 2020 1 Fund overseen
Principal Occupation(s) During the Past Five Years:
Chief Financial Officer, The Ford Foundation, an independent, non-profit grant-making organization (2010 – present).
Other Directorships: Proteus Fund, Inc.

Jennifer E. Deger
Born 1967 Trustee since January 2022 1 fund overseen
Principal Occupation(s) During the Past Five Years:
Director of Finance and Global Controller, Bill & Melinda Gates Foundation, a private grant-making foundation (2010 – present).
Other Directorships: Foundation Finance Officers Group.

Governance
Trustees and Principal Officers (Unaudited)
Principal Officers

Clarence Kane Brenan
Born 1968 CEO since July 2020
Principal Occupation(s) During the Past Five Years:
CEO, TIFF Advisory Services, Inc. (July 2020 – present) ; President, TIFF
Investment Program (July 2020 – March 2021). Partner, Global Head, and Co- CIO of the Global Portfolio Solutions (GPS) group, among other positions, Goldman Sachs (1998 – 2020).

Jay L. Willoughby
Born 1958 Chief Investment Officer since October 2015	Principal Occupation(s) During the Past Five Years: Chief Investment Officer, TIFF Advisory Services, Inc. (2015 – present).
Katherine M. Billings
Born 1980 CFO and Treasurer since July 2017
Principal Occupation(s) During the Past Five Years:
Vice President and Treasurer, TIFF Advisory Services, Inc. (2017 – present); Director, among other positions, PricewaterhouseCoopers, LLP (2002 – 2017).

Lisa L.B. Matson
Born 1970 Vice President since December 2020
Principal Occupation(s) During the Past Five Years:
General Counsel, Vice President and Secretary, TIFF Advisory Services, Inc. (2020 – present) ; Vice President, TIFF Investment Program
(December 2020 – present). General Counsel, Chief Legal Officer, and Senior Partner, Penn Capital Management Company, Inc. (2014 – 2020).

Zane T. Hamid
Born 1981 Vice President since December 2017	Principal Occupation(s) During the Past Five Years: Vice President and Head of Fund Operations (2017 – present) and Deputy Head of Fund Operations (2013 – 2017), TIFF Advisory Services, Inc.
Christian A. Szautner
Born 1972 CCO since July 2008; Vice President, Secretary, and Chief Legal Officer since July 2017
Principal Occupation(s) During the Past Five Years:
Vice President, Chief Compliance Officer, Anti-Money Laundering Officer; Assistant Secretary (2017 – present); General Counsel — Regulatory (2017 – 2021), TIFF Advisory Services, Inc.

Robert J. Zion
Born 1961 President since March 2021; Assistant Treasurer since July 2017
Principal Occupation(s) During the Past Five Years:
Vice President and Chief Operating Officer, TIFF Advisory Services, Inc.
(March 2017 – present); President and Assistant Treasurer, TIFF Investment Program (March 2021 – present); Vice President, TIFF Investment Program (March 2017 – March 2021). Chief Operating Officer, among other positions, Hirtle Callaghan & Co. (1991 – 2017).

TIFF Investment Program
MONEY MANAGERS AND ACQUIRED FUND (“AF”) MANAGERS
TIFF Multi-Asset Fund
Amundi Pioneer Asset Management US, Inc.
AQR Capital Management, LLC
Canyon Capital Advisors LLC (AF)
Centerbook Partners, LP
Eversept Partners, LP (AF)
Farallon Capital Management, LLC (AF)**
Fundsmith, LLP
Green Court Capital Management Limited
Helikon Investments Limited (AF)
Honeycomb Asset Management LP (AF)
Keel Capital AB
Kopernik Global Investors, LLC
Mission Value Partners, LLC
Neo Ivy Capital Management, LLC (AF)
NewGen Asset Management Limited
Northwest Investment Management (Hong Kong) Limited (AF)
QVT Financial LP (AF)**
Radcliffe Capital Management, LP (AF)*
Strategy Capital, LLC
TB Alternative Assets Ltd. (“Trustbridge”)
TIFF Advisory Services, Inc.
Voloridge Investment Management, LLC (AF)
ADVISOR
TIFF Advisory Services, Inc.

170 N. Radnor Chester Road
Suite 300
Radnor, PA 19087
phone     610-684-8200
fax         610-684-8210
CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
FUND ADMINISTRATOR
State Street Bank and Trust Company
One Iron Street
Boston, MA 02210
FUND DISTRIBUTOR
Foreside Fund Services, LLC
3 Canal Plaza
Suite 100
Portland, ME 04101
FUND COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
2001 Market Street
Suite 1800
Philadelphia, PA 19103

*
Manager is no longer managing assets for the fund at June 30, 2022.

**
Represents a residual investment with an acquired fund manager that was previously fully redeemed.

Investors should consider the investment objectives, risks and charges and expenses of a fund carefully before investing. The prospectus contains this and other information about the funds. A prospectus may be obtained by contacting TIFF at 800-984-0084 or by visiting https://www.tipfunds.org/files/prospectus_and_disclosures/Prospectus.pdf. Please read the prospectus carefully before investing. The SEC does not approve or disapprove of the securities mentioned in this report. Mutual fund investing involves risk. Principal loss is possible.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

During the reporting period, there were no material changes to the procedures by which members may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics is not applicable to this filing.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIFF Investment Program

By (Signature and Title)	/s/ Clarence Kane Brenan
Clarence Kane Brenan, Chief Executive Officer

Date	August 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Clarence Kane Brenan
Clarence Kane Brenan, Chief Executive Officer

Date	August 29, 2022

By (Signature and Title)	/s/ Katherine M. Billings
Katherine M. Billings, Treasurer and Chief Financial Officer

Date	August 29, 2022